PACIFIC SELECT FUND

Schedules of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-10

Statements of Changes in Net Assets	B-19

Statements of Cash Flows	B-27

Financial Highlights	B-28

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory and Sub-Advisory Agreements	D-5

Where to Go for More Information	D-14

The 2015 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund. For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the Pacific Select Fund Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

The 2015 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund will be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	4,230	$41,969	$41,484
Diversified Bond	Diversified Bond Class I *	6,774,081	58,471,816	59,316,310
Floating Rate Income	Floating Rate Income Class I *	278,695	2,887,055	2,923,627
Floating Rate Loan	Floating Rate Loan Class I *	2,277,740	13,842,657	14,329,574
High Yield Bond	High Yield Bond Class I *	11,754,896	75,343,029	82,360,359
Inflation Managed	Inflation Managed Class I *	9,136,515	101,757,230	90,956,067
Inflation Strategy	Inflation Strategy Class I *	168,424	1,721,006	1,678,768
Managed Bond	Managed Bond Class I *	22,409,973	257,185,174	265,324,985
Short Duration Bond	Short Duration Bond Class I *	6,816,441	64,489,887	65,342,557
Emerging Markets Debt	Emerging Markets Debt Class I *	377,984	3,887,949	3,754,400
American Funds® Growth	American Funds Growth Class I *	5,427,685	45,887,069	75,558,111
American Funds Growth-Income	American Funds Growth-Income Class I *	4,126,822	40,238,941	65,116,707
Comstock	Comstock Class I *	4,336,509	40,838,540	53,184,957
Dividend Growth	Dividend Growth Class I *	3,875,762	41,795,629	58,042,429
Equity Index	Equity Index Class I *	13,177,918	393,894,048	611,144,623
Focused Growth	Focused Growth Class I *	1,428,015	19,324,239	28,036,282
Growth	Growth Class I *	9,537,028	147,908,050	193,409,535
Large-Cap Growth	Large-Cap Growth Class I *	5,822,194	32,960,529	47,492,566
Large-Cap Value	Large-Cap Value Class I *	6,563,462	72,927,241	116,792,661
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,273,835	11,082,915	14,227,987
Main Street® Core	Main Street Core Class I *	6,314,541	118,638,428	184,883,394
Mid-Cap Equity	Mid-Cap Equity Class I *	6,902,440	78,000,487	101,247,517
Mid-Cap Growth	Mid-Cap Growth Class I *	4,515,436	39,140,768	48,293,279
Mid-Cap Value	Mid-Cap Value Class I *	742,916	10,147,089	10,388,717
Small-Cap Equity	Small-Cap Equity Class I *	1,155,542	15,352,261	18,723,765
Small-Cap Growth	Small-Cap Growth Class I *	1,943,736	20,392,109	28,048,930
Small-Cap Index	Small-Cap Index Class I *	11,904,646	134,819,042	222,873,748
Small-Cap Value	Small-Cap Value Class I *	4,165,121	53,474,974	67,585,422
Value Advantage	Value Advantage Class I *	311,807	3,885,934	4,184,122
Emerging Markets	Emerging Markets Class I *	8,768,500	126,141,035	131,556,875
International Large-Cap	International Large-Cap Class I *	17,682,348	114,712,899	143,126,423
International Small-Cap	International Small-Cap Class I *	2,236,504	16,207,881	19,818,850
International Value	International Value Class I *	12,151,668	135,458,546	137,194,814
Health Sciences	Health Sciences Class I *	2,365,914	42,652,051	76,043,164
Real Estate	Real Estate Class I *	4,396,091	73,125,571	89,538,167
Technology	Technology Class I *	3,129,151	15,401,626	18,454,191
Absolute Return	Absolute Return Class I *	331	3,264	3,252
Currency Strategies	Currency Strategies Class I *	42,910	444,731	435,325
Equity Long/Short	Equity Long/Short Class I *	1,369	13,959	13,756
Global Absolute Return	Global Absolute Return Class I *	233,402	2,418,601	2,515,168
Precious Metals	Precious Metals Class I *	534,489	2,741,239	2,112,557
American Funds Asset Allocation	American Funds Asset Allocation Class I *	1,174,133	21,331,594	23,708,002
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	375,107	4,877,593	5,097,754
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,432,989	21,211,517	23,502,228
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,487,833	23,006,442	26,278,127
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,637,510	17,672,241	18,696,249
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,022,419	40,681,824	48,184,100
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	18,990,342	189,070,745	235,847,128
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	24,172,982	237,491,870	310,847,001
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,252,820	101,602,140	133,913,195

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II *	482,269	17,035,104	17,135,034

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	544,571	9,935,151	10,314,170

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III *	1,409,450	23,176,764	23,706,942
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	4,165,151	60,589,674	60,727,898
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I *	6,871	71,936	71,181

See Notes to Financial Statements	E-1	See explanation of symbol on page E-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I *	1	$14	$14
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I *	5,080	51,219	50,852
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I *	52	542	524

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	9,578	465,988	443,753

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,689,388	42,469,442	58,689,335
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	88,310	1,014,585	1,117,117
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	160,123	1,896,667	2,052,779
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	659,152	7,769,950	8,601,936
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	685,151	8,504,683	9,235,838
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	702,669	8,153,444	9,436,849
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	157,282	3,066,475	3,180,245
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	102,488	1,888,476	1,965,715
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	163,995	1,783,046	1,821,987
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	111,699	6,522,031	7,164,404
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,144,818	34,935,611	39,072,650
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	151,013,959	151,013,959	151,013,959
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	423,587	5,790,233	6,819,754

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,114,385	18,339,322	16,437,185
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,396,455	43,996,626	39,445,645

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3 *	105,511	1,981,681	2,007,879

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	170,263	9,843,066	9,527,921
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	546,928	19,117,962	17,682,170

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class *	56,921	697,066	684,761
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class *	128,676	1,617,101	1,555,694

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	614,613	17,475,513	19,132,906
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	1,341,568	23,097,267	26,361,817

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	837	6,585	6,468

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	101,444	1,245,905	1,242,693
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	320,984	7,847,282	8,656,948
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC *	322,204	6,609,421	6,031,665
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC *	2,095,041	35,681,998	35,322,390

	M Fund, Inc.
I	M International Equity	5,128,620	57,742,450	65,338,613
II	M Large Cap Growth	1,830,090	34,777,900	44,837,214
III	M Capital Appreciation	1,753,106	41,758,680	55,082,584
V	M Large Cap Value	2,132,555	25,776,239	28,554,905

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class *	933,874	16,107,036	15,605,031
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	418,498	13,519,334	13,843,898

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class *	9,780	220,197	234,910

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	134,308	5,463,033	5,364,257

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class *	485,900	6,011,242	5,874,531

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class *	159,899	1,855,996	1,773,275

See Notes to Financial Statements	E-2	See explanation of symbol on page E-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,084,193	$48,435,191	$66,186,771
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,794,941	42,676,341	52,412,277

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,692,413	53,195,086	42,225,707

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	E-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy
ASSETS
Investments in mutual funds, at value	$41,484	$59,316,310	$2,923,627	$14,329,574	$82,360,359	$90,956,067	$1,678,768
Receivables:
Due from Pacific Life Insurance Company	-	9,952	5,241	-	-	15,753	-
Investments sold	-	-	-	6,765	65,901	-	-
Total Assets	41,484	59,326,262	2,928,868	14,336,339	82,426,260	90,971,820	1,678,768
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	6,785	65,807	-	2
Investments purchased	-	9,960	5,239	-	-	15,846	-
Total Liabilities	-	9,960	5,239	6,785	65,807	15,846	2
NET ASSETS	$41,484	$59,316,302	$2,923,629	$14,329,554	$82,360,453	$90,955,974	$1,678,766
Units Outstanding	4,204	3,990,895	278,810	1,300,182	1,249,447	1,582,569	159,795
Accumulation Unit Value	$9.87	$14.86	$10.49	$11.02	$65.92	$57.47	$10.51
Cost of Investments	$41,969	$58,471,816	$2,887,055	$13,842,657	$75,343,029	$101,757,230	$1,721,006

	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$265,324,985	$65,342,557	$3,754,400	$75,558,111	$65,116,707	$53,184,957	$58,042,429
Receivables:
Due from Pacific Life Insurance Company	3,096	8,171	5,657	-	1,808	-	7,955
Investments sold	-	-	-	194,968	-	163,101	-
Total Assets	265,328,081	65,350,728	3,760,057	75,753,079	65,118,515	53,348,058	58,050,384
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	194,987	-	162,906	-
Investments purchased	3,054	8,175	5,655	-	6,585	-	7,885
Total Liabilities	3,054	8,175	5,655	194,987	6,585	162,906	7,885
NET ASSETS	$265,325,027	$65,342,553	$3,754,402	$75,558,092	$65,111,930	$53,185,152	$58,042,499
Units Outstanding	4,105,406	5,117,930	369,750	3,366,553	3,178,506	2,630,540	2,518,890
Accumulation Unit Value	$64.63	$12.77	$10.15	$22.44	$20.49	$20.22	$23.04
Cost of Investments	$257,185,174	$64,489,887	$3,887,949	$45,887,069	$40,238,941	$40,838,540	$41,795,629

	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
ASSETS
Investments in mutual funds, at value	$611,144,623	$28,036,282	$193,409,535	$47,492,566	$116,792,661	$14,227,987	$184,883,394
Receivables:
Due from Pacific Life Insurance Company	65,702	2,269	-	-	17,584	751	-
Investments sold	-	-	18,112	13,848	-	-	490
Total Assets	611,210,325	28,038,551	193,427,647	47,506,414	116,810,245	14,228,738	184,883,884
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	18,039	13,843	-	-	469
Investments purchased	65,371	2,246	-	-	17,177	734	-
Total Liabilities	65,371	2,246	18,039	13,843	17,177	734	469
NET ASSETS	$611,144,954	$28,036,305	$193,409,608	$47,492,571	$116,793,068	$14,228,004	$184,883,415
Units Outstanding	6,629,438	1,177,487	2,533,302	3,483,007	4,258,676	828,037	2,071,970
Accumulation Unit Value	$92.19	$23.81	$76.35	$13.64	$27.42	$17.18	$89.23
Cost of Investments	$393,894,048	$19,324,239	$147,908,050	$32,960,529	$72,927,241	$11,082,915	$118,638,428

See Notes to Financial Statements	F-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
ASSETS
Investments in mutual funds, at value	$101,247,517	$48,293,279	$10,388,717	$18,723,765	$28,048,930	$222,873,748	$67,585,422
Receivables:
Due from Pacific Life Insurance Company	-	-	-	1,944	-	-	-
Investments sold	26,876	97,404	1,438	-	1,382	49,422	204,061
Total Assets	101,274,393	48,390,683	10,390,155	18,725,709	28,050,312	222,923,170	67,789,483
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	26,657	97,524	1,456	-	1,285	49,763	204,026
Investments purchased	-	-	-	1,882	-	-	-
Total Liabilities	26,657	97,524	1,456	1,882	1,285	49,763	204,026
NET ASSETS	$101,247,736	$48,293,159	$10,388,699	$18,723,827	$28,049,027	$222,873,407	$67,585,457
Units Outstanding	2,594,863	2,829,235	380,380	716,447	1,123,052	6,709,417	1,641,336
Accumulation Unit Value	$39.02	$17.07	$27.31	$26.13	$24.98	$33.22	$41.18
Cost of Investments	$78,000,487	$39,140,768	$10,147,089	$15,352,261	$20,392,109	$134,819,042	$53,474,974

	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Health Sciences	Real Estate
ASSETS
Investments in mutual funds, at value	$4,184,122	$131,556,875	$143,126,423	$19,818,850	$137,194,814	$76,043,164	$89,538,167
Receivables:
Due from Pacific Life Insurance Company	1,467	21,620	-	5,182	-	-	117,482
Investments sold	-	-	157,731	-	157,522	9,730	-
Total Assets	4,185,589	131,578,495	143,284,154	19,824,032	137,352,336	76,052,894	89,655,649
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	157,895	-	157,553	9,703	-
Investments purchased	1,466	21,753	-	5,164	-	-	117,545
Total Liabilities	1,466	21,753	157,895	5,164	157,553	9,703	117,545
NET ASSETS	$4,184,123	$131,556,742	$143,126,259	$19,818,868	$137,194,783	$76,043,191	$89,538,104
Units Outstanding	311,790	3,194,245	8,860,955	1,477,535	4,817,652	1,401,731	1,529,207
Accumulation Unit Value	$13.42	$41.19	$16.15	$13.41	$28.48	$54.25	$58.55
Cost of Investments	$3,885,934	$126,141,035	$114,712,899	$16,207,881	$135,458,546	$42,652,051	$73,125,571

	Technology	Absolute Return	Currency Strategies	Equity Long/Short	Global Absolute Return	Precious Metals	American Funds Asset Allocation
ASSETS
Investments in mutual funds, at value	$18,454,191	$3,252	$435,325	$13,756	$2,515,168	$2,112,557	$23,708,002
Receivables:
Due from Pacific Life Insurance Company	7,390	-	1	-	-	885	646
Investments sold	-	-	-	-	7,273	-	-
Total Assets	18,461,581	3,252	435,326	13,756	2,522,441	2,113,442	23,708,648
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	7,272	-	-
Investments purchased	7,419	-	-	-	-	883	648
Total Liabilities	7,419	-	-	-	7,272	883	648
NET ASSETS	$18,454,162	$3,252	$435,326	$13,756	$2,515,169	$2,112,559	$23,708,000
Units Outstanding	1,783,387	330	43,841	1,365	239,198	307,991	1,068,161
Accumulation Unit Value	$10.35	$9.84	$9.93	$10.08	$10.52	$6.86	$22.20
Cost of Investments	$15,401,626	$3,264	$444,731	$13,959	$2,418,601	$2,741,239	$21,331,594

See Notes to Financial Statements	F-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
ASSETS
Investments in mutual funds, at value	$5,097,754	$23,502,228	$26,278,127	$18,696,249	$48,184,100	$235,847,128	$310,847,001
Receivables:
Due from Pacific Life Insurance Company	1,767	-	13,883	23,031	-	-	-
Investments sold	-	22,128	-	-	31,115	23,103	113,925
Total Assets	5,099,521	23,524,356	26,292,010	18,719,280	48,215,215	235,870,231	310,960,926
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	22,142	-	-	31,159	23,127	113,968
Investments purchased	1,766	-	13,877	23,025	-	-	-
Total Liabilities	1,766	22,142	13,877	23,025	31,159	23,127	113,968
NET ASSETS	$5,097,755	$23,502,214	$26,278,133	$18,696,255	$48,184,056	$235,847,104	$310,846,958
Units Outstanding	308,463	1,270,515	1,277,243	1,582,914	3,902,203	18,484,277	23,634,937
Accumulation Unit Value	$16.53	$18.50	$20.57	$11.81	$12.35	$12.76	$13.15
Cost of Investments	$4,877,593	$21,211,517	$23,006,442	$17,672,241	$40,681,824	$189,070,745	$237,491,870

	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
ASSETS
Investments in mutual funds, at value	$133,913,195	$17,135,034	$10,314,170	$23,706,942	$60,727,898	$71,181	$14
Receivables:
Due from Pacific Life Insurance Company	15,005	612	13,839	1,835	-	-	-
Investments sold	-	-	-	-	15,749	-	-
Total Assets	133,928,200	17,135,646	10,328,009	23,708,777	60,743,647	71,181	14
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	15,745	-	-
Investments purchased	15,112	609	13,835	1,823	-	-	-
Total Liabilities	15,112	609	13,835	1,823	15,745	-	-
NET ASSETS	$133,913,088	$17,135,037	$10,314,174	$23,706,954	$60,727,902	$71,181	$14
Units Outstanding	10,063,789	1,333,868	638,378	1,174,285	3,016,317	7,345	1
Accumulation Unit Value	$13.31	$12.85	$16.16	$20.19	$20.13	$9.69	$9.76
Cost of Investments	$101,602,140	$17,035,104	$9,935,151	$23,176,764	$60,589,674	$71,936	$14

	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
ASSETS
Investments in mutual funds, at value	$50,852	$524	$443,753	$58,689,335	$1,117,117	$2,052,779	$8,601,936
Receivables:
Due from Pacific Life Insurance Company	-	-	1	3,317	-	-	89,187
Total Assets	50,852	524	443,754	58,692,652	1,117,117	2,052,779	8,691,123
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	1	2	-
Investments purchased	-	-	-	3,413	-	-	89,182
Total Liabilities	-	-	-	3,413	1	2	89,182
NET ASSETS	$50,852	$524	$443,754	$58,689,239	$1,117,116	$2,052,777	$8,601,941
Units Outstanding	5,151	54	37,391	2,526,133	80,598	148,880	638,201
Accumulation Unit Value	$9.87	$9.69	$11.87	$23.23	$13.86	$13.79	$13.48
Cost of Investments	$51,219	$542	$465,988	$42,469,442	$1,014,585	$1,896,667	$7,769,950

See Notes to Financial Statements	F-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2
ASSETS
Investments in mutual funds, at value	$9,235,838	$9,436,849	$3,180,245	$1,965,715	$1,821,987	$7,164,404	$39,072,650
Receivables:
Due from Pacific Life Insurance Company	-	-	1	339	-	767	-
Investments sold	8	-	-	-	-	-	103,561
Total Assets	9,235,846	9,436,849	3,180,246	1,966,054	1,821,987	7,165,171	39,176,211
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5	1	-	-	1	-	103,464
Investments purchased	-	-	-	340	-	760	-
Total Liabilities	5	1	-	340	1	760	103,464
NET ASSETS	$9,235,841	$9,436,848	$3,180,246	$1,965,714	$1,821,986	$7,164,411	$39,072,747
Units Outstanding	659,341	696,360	224,764	137,416	139,430	327,797	1,548,620
Accumulation Unit Value	$14.01	$13.55	$14.15	$14.30	$13.07	$21.86	$25.23
Cost of Investments	$8,504,683	$8,153,444	$3,066,475	$1,888,476	$1,783,046	$6,522,031	$34,935,611

	Fidelity VIP Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares
ASSETS
Investments in mutual funds, at value	$151,013,959	$6,819,754	$16,437,185	$39,445,645	$2,007,879	$9,527,921	$17,682,170
Receivables:
Due from Pacific Life Insurance Company	641,200	867	2,152	-	-	3,293	-
Investments sold	-	-	-	9,754	2,978	-	5,852
Total Assets	151,655,159	6,820,621	16,439,337	39,455,399	2,010,857	9,531,214	17,688,022
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	9,723	2,979	-	5,995
Investments purchased	640,446	861	1,434	-	-	3,292	-
Total Liabilities	640,446	861	1,434	9,723	2,979	3,292	5,995
NET ASSETS	$151,014,713	$6,819,760	$16,437,903	$39,445,676	$2,007,878	$9,527,922	$17,682,027
Units Outstanding	15,099,271	323,613	1,311,593	3,192,307	142,525	467,680	1,700,761
Accumulation Unit Value	$10.00	$21.07	$12.53	$12.36	$14.09	$20.37	$10.40
Cost of Investments	$151,013,959	$5,790,233	$18,339,322	$43,996,626	$1,981,681	$9,843,066	$19,117,962

	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC
ASSETS
Investments in mutual funds, at value	$684,761	$1,555,694	$19,132,906	$26,361,817	$6,468	$1,242,693	$8,656,948
Receivables:
Due from Pacific Life Insurance Company	1	-	22,735	-	-	1,503	1,090
Investments sold	-	-	-	12,122	-	-	-
Total Assets	684,762	1,555,694	19,155,641	26,373,939	6,468	1,244,196	8,658,038
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2	-	12,136	-	-	-
Investments purchased	-	-	22,736	-	-	1,482	1,215
Total Liabilities	-	2	22,736	12,136	-	1,482	1,215
NET ASSETS	$684,762	$1,555,692	$19,132,905	$26,361,803	$6,468	$1,242,714	$8,656,823
Units Outstanding	66,322	104,682	882,605	1,434,284	655	119,257	486,249
Accumulation Unit Value	$10.32	$14.86	$21.68	$18.38	$9.88	$10.42	$17.80
Cost of Investments	$697,066	$1,617,101	$17,475,513	$23,097,267	$6,585	$1,245,905	$7,847,282

See Notes to Financial Statements	F-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Lord Abbett						MFS New
	Fundamental	Lord Abbett					Discovery
	Equity	Total Return					Series -
	Class VC	Class VC	I	II	III	V	Service Class
ASSETS
Investments in mutual funds, at value	$6,031,665	$35,322,390	$65,338,613	$44,837,214	$55,082,584	$28,554,905	$15,605,031
Receivables:
Due from Pacific Life Insurance Company	7,682	28,558	1,820	1,244	6,779	3,906	7,200
Total Assets	6,039,347	35,350,948	65,340,433	44,838,458	55,089,363	28,558,811	15,612,231
LIABILITIES
Payables:
Investments purchased	1,464	28,573	1,879	1,267	6,774	4,144	7,206
Total Liabilities	1,464	28,573	1,879	1,267	6,774	4,144	7,206
NET ASSETS	$6,037,883	$35,322,375	$65,338,554	$44,837,191	$55,082,589	$28,554,667	$15,605,025
Units Outstanding	366,431	3,421,317	1,825,046	986,925	734,902	1,112,918	792,053
Accumulation Unit Value	$16.48	$10.32	$35.80	$45.43	$74.95	$25.66	$19.70
Cost of Investments	$6,609,421	$35,681,998	$57,742,450	$34,777,900	$41,758,680	$25,776,239	$16,107,036

		Neuberger		PIMCO Global
	MFS	Berman		Multi-Asset
	Utilities	Socially	Oppenheimer	Managed	Royce	T. Rowe Price	T. Rowe Price
	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap	Blue Chip	Equity
	Service Class	I Class	Service Shares	Advisor Class	Service Class	Growth - II	Income - II
ASSETS
Investments in mutual funds, at value	$13,843,898	$234,910	$5,364,257	$5,874,531	$1,773,275	$66,186,771	$52,412,277
Receivables:
Due from Pacific Life Insurance Company	-	118	-	-	603	-	17,849
Investments sold	2,847	-	-	-	-	228,104	-
Total Assets	13,846,745	235,028	5,364,257	5,874,531	1,773,878	66,414,875	52,430,126
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,830	-	4	89	-	228,134	-
Investments purchased	-	118	-	-	637	-	17,980
Total Liabilities	2,830	118	4	89	637	228,134	17,980
NET ASSETS	$13,843,915	$234,910	$5,364,253	$5,874,442	$1,773,241	$66,186,741	$52,412,146
Units Outstanding	822,829	17,524	413,851	588,641	141,681	2,730,409	2,881,329
Accumulation Unit Value	$16.82	$13.41	$12.96	$9.98	$12.52	$24.24	$18.19
Cost of Investments	$13,519,334	$220,197	$5,463,033	$6,011,242	$1,855,996	$48,435,191	$42,676,341

	Van Eck
	VIP Global
	Hard Assets
	Initial Class
ASSETS
Investments in mutual funds, at value	$42,225,707
Receivables:
Due from Pacific Life Insurance Company	4,967
Total Assets	42,230,674
LIABILITIES
Payables:
Investments purchased	4,988
Total Liabilities	4,988
NET ASSETS	$42,225,686
Units Outstanding	1,951,990
Accumulation Unit Value	$21.63
Cost of Investments	$53,195,086

See Notes to Financial Statements	F-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	199,763	13,696	117,364	1,562,358	(973,472)	(6,144)
Capital gains distributions (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	-	199,763	13,696	117,364	1,562,358	(973,472)	(6,144)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(484)	(290,806)	52,897	173,478	1,273,212	772,679	(12,391)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($484)	($91,043)	$66,593	$290,842	$2,835,570	($200,793)	($18,535)

	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,413,880	95,549	(78,056)	2,020,215	1,686,929	1,649,430	1,107,765
Capital gains distributions (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,413,880	95,549	(78,056)	2,020,215	1,686,929	1,649,430	1,107,765
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,185,527)	360,183	136,313	2,189,510	127,818	(1,217,722)	(416,723)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,228,353	$455,732	$58,257	$4,209,725	$1,814,747	$431,708	$691,042

	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,933,348	1,204,011	(2,985,518)	1,687,755	2,760,749	393,095	2,876,127
Capital gains distributions (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,933,348	1,204,011	(2,985,518)	1,687,755	2,760,749	393,095	2,876,127
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(53,176)	634,248	10,138,675	1,089,025	(2,353,508)	(214,238)	1,484,691
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,880,172	$1,838,259	$7,153,157	$2,776,780	$407,241	$178,857	$4,360,818

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	523,905	946,224	593,952	492,826	356,959	1,584,786	1,326,098
Capital gains distributions (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	523,905	946,224	593,952	492,826	356,959	1,584,786	1,326,098
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,435,394	791,697	(484,444)	(339,304)	2,428,724	8,060,355	34,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,959,299	$1,737,921	$109,508	$153,522	$2,785,683	$9,645,141	$1,360,375

	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Health Sciences	Real Estate
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	226,771	1,590,430	3,834,819	310,163	(4,437,750)	3,690,594	13,309,927
Capital gains distributions (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	226,771	1,590,430	3,834,819	310,163	(4,437,750)	3,690,594	13,309,927
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(151,899)	(2,686,268)	5,155,946	1,623,510	13,315,838	5,751,397	(18,236,530)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,872	($1,095,838)	$8,990,765	$1,933,673	$8,878,088	$9,441,991	($4,926,603)

	Technology	Absolute Return (2)	Currency Strategies	Equity Long/Short (2)	Global Absolute Return	Precious Metals	American Funds Asset Allocation
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	292,405	-	3,661	-	28,293	(66,697)	536,885
Capital gains distributions (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	292,405	-	3,661	-	28,293	(66,697)	536,885
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	382,732	(12)	(25,650)	(203)	15,567	2,142	(401,369)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$675,137	($12)	($21,989)	($203)	$43,860	($64,555)	$135,516

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Pacific	Pacific			Portfolio
	Dynamix -	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio
	Conservative	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization
	Growth	Growth	Growth	Conservative	Conservative	Moderate	Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	133,756	167,465	255,981	313,781	474,475	2,229,031	3,174,542
Capital gains distributions (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	133,756	167,465	255,981	313,781	474,475	2,229,031	3,174,542
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(95,291)	149,650	232,029	(63,623)	291,752	2,182,692	3,859,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,465	$317,115	$488,010	$250,158	$766,227	$4,411,723	$7,034,434

	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I (2)	BlackRock iShares Dynamic Allocation V.I. Class I (2)
INVESTMENT INCOME
Dividends (1)	$-	$-	$95,670	$-	$-	$-	$-
Net Investment Income	-	-	95,670	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,506,637	94,259	263,888	869,403	158,938	-	-
Capital gains distributions (1)	-	-	447,003	-	-	-	-
Realized Gain (Loss) on Investments	1,506,637	94,259	710,891	869,403	158,938	-	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,606,053	106,666	(750,398)	(167,626)	1,570,397	(754)	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,112,690	$200,925	$56,163	$701,777	$1,729,335	($754)	$-

	BlackRock iShares Dynamic Fixed Income V.I. Class I (2)	BlackRock iShares Equity Appreciation V.I. Class I (2)	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
INVESTMENT INCOME
Dividends (1)	$-	$-	$3,603	$4,709	$168	$351	$1,384
Net Investment Income	-	-	3,603	4,709	168	351	1,384
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	-	642	1,908,488	6,134	83,807	198,745
Capital gains distributions (1)	-	-	21,588	4,757,312	336	4,210	5,535
Realized Gain (Loss) on Investments	-	-	22,230	6,665,800	6,470	88,017	204,280
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(367)	(18)	(27,319)	(4,840,544)	18,069	(29,595)	51,134
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($367)	($18)	($1,486)	$1,829,965	$24,707	$58,773	$256,798

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$83	$624	$-	$-
Net Investment Income	-	-	-	83	624	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	249,437	73,088	5,499	11,428	3,115	902,646	1,265,421
Capital gains distributions (1)	13,273	9,600	1,680	909	312	241,738	4,576,413
Realized Gain (Loss) on Investments	262,710	82,688	7,179	12,337	3,427	1,144,384	5,841,834
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(45,423)	251,474	105,076	47,600	14,212	(756,217)	(3,906,645)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,287	$334,162	$112,255	$60,020	$18,263	$388,167	$1,935,189

	Fidelity VIP Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares
INVESTMENT INCOME
Dividends (1)	$7,816	$-	$508,789	$3,032,254	$-	$27,190	$40,759
Net Investment Income	7,816	-	508,789	3,032,254	-	27,190	40,759
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	202,763	(265,426)	(173,806)	25,902	486,744	(449,224)
Capital gains distributions (1)	-	3,847	519,667	196,942	-	1,026,459	500,867
Realized Gain (Loss) on Investments	-	206,610	254,241	23,136	25,902	1,513,203	51,643
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	117,815	(20,305)	(3,159,373)	6,954	(1,122,137)	889,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,816	$324,425	$742,725	($103,983)	$32,856	$418,256	$981,988

	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Western Asset Variable Global High Yield Bond - Class II (2)	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC
INVESTMENT INCOME
Dividends (1)	$-	$-	$2,039	$15,753	$19	$-	$-
Net Investment Income	-	-	2,039	15,753	19	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,690)	(119,769)	582,233	375,989	-	(33,333)	66,634
Capital gains distributions (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(8,690)	(119,769)	582,233	375,989	-	(33,333)	66,634
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,323	120,844	188,407	952,121	(117)	50,401	658,535
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,633	$1,075	$772,679	$1,343,863	($98)	$17,068	$725,169

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Lord Abbett						MFS New
	Fundamental	Lord Abbett					Discovery
	Equity	Total Return					Series -
	Class VC	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$-	$-	$15,162	$12,220	$-	$-	$-
Net Investment Income	-	-	15,162	12,220	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(43,678)	37,706	760,286	3,038,668	1,250,481	461,089	(165,213)
Capital gains distributions (1)	-	-	-	1,833,956	803,972	663,340	-
Realized Gain (Loss) on Investments	(43,678)	37,706	760,286	4,872,624	2,054,453	1,124,429	(165,213)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	76,055	(161,817)	3,491,011	(1,941,086)	855,740	(513,983)	1,350,695
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,377	($124,111)	$4,266,459	$2,943,758	$2,910,193	$610,446	$1,185,482

		Neuberger		PIMCO Global
	MFS	Berman		Multi-Asset
	Utilities	Socially	Oppenheimer	Managed	Royce	T. Rowe Price	T. Rowe Price
	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap	Blue Chip	Equity
	Service Class	I Class	Service Shares	Advisor Class	Service Class	Growth - II	Income - II
INVESTMENT INCOME
Dividends (1)	$-	$-	$55,181	$-	$-	$-	$340,666
Net Investment Income	-	-	55,181	-	-	-	340,666
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,413,801	10,629	21,996	(17,764)	6,480	2,074,043	947,674
Capital gains distributions (1)	-	-	339,936	-	-	-	-
Realized Gain (Loss) on Investments	1,413,801	10,629	361,932	(17,764)	6,480	2,074,043	947,674
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,507,895)	(7,210)	(47,200)	257,771	(28,934)	1,787,025	(2,258,306)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($94,094)	$3,419	$369,913	$240,007	($22,454)	$3,861,068	($969,966)

	Van Eck
	VIP Global
	Hard Assets
	Initial Class
INVESTMENT INCOME
Dividends (1)	$11,522
Net Investment Income	11,522
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(478,836)
Capital gains distributions (1)	-
Realized Gain (Loss) on Investments	(478,836)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(377,863)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($845,177)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Core Income (2)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	-		199,763	353,798	13,696	52,175
Change in net unrealized appreciation (depreciation) on investments	(484)		(290,806)	1,193,558	52,897	(31,596)
Net Increase (Decrease) in Net Assets Resulting from Operations	(484)		(91,043)	1,547,356	66,593	20,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	292		959,157	1,210,287	946,429	150,795
Transfers between variable and fixed accounts, net	41,700		17,594,684	23,891,909	(385,664)	1,287,054
Policy maintenance charges	(22)		(1,130,981)	(1,099,487)	(78,209)	(98,490)
Policy benefits and terminations	-		(572,190)	(1,872,282)	(49,605)	(86,211)
Policy loans and loan repayments (3)	-		(109,693)	(69,470)	(42)	38,966
Other (3)	(2)		8,476	5,620	(5)	344
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	41,968		16,749,453	22,066,577	432,904	1,292,458
NET INCREASE (DECREASE) IN NET ASSETS	41,484		16,658,410	23,613,933	499,497	1,313,037
NET ASSETS
Beginning of Year or Period	-		42,657,892	19,043,959	2,424,132	1,111,095
End of Year or Period	$41,484		$59,316,302	$42,657,892	$2,923,629	$2,424,132
	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	117,364	1,019	1,562,358	1,748,244	(973,472)	(2,091,830)
Change in net unrealized appreciation (depreciation) on investments	173,478	200,092	1,273,212	(1,298,833)	772,679	5,383,843
Net Increase (Decrease) in Net Assets Resulting from Operations	290,842	201,111	2,835,570	449,411	(200,793)	3,292,013
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	412,214	1,533,272	1,897,623	4,694,505	2,295,451	4,765,536
Transfers between variable and fixed accounts, net	(777,302)	(6,216,492)	(7,631,997)	(745,239)	(2,551,440)	(6,002,894)
Policy maintenance charges	(359,641)	(905,499)	(2,016,604)	(4,282,284)	(2,204,231)	(4,702,806)
Policy benefits and terminations	(310,747)	(605,913)	(1,634,199)	(3,933,672)	(2,436,123)	(5,163,750)
Policy loans and loan repayments (3)	12,908	(489)	217,532	(316,266)	62,961	(420,037)
Other (3)	2,924	5,568	15,683	26,043	21,715	26,615
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,019,644)	(6,189,553)	(9,151,962)	(4,556,913)	(4,811,667)	(11,497,336)
NET INCREASE (DECREASE) IN NET ASSETS	(728,802)	(5,988,442)	(6,316,392)	(4,107,502)	(5,012,460)	(8,205,323)
NET ASSETS
Beginning of Year or Period	15,058,356	21,046,798	88,676,845	92,784,347	95,968,434	104,173,757
End of Year or Period	$14,329,554	$15,058,356	$82,360,453	$88,676,845	$90,955,974	$95,968,434

(1) Unaudited.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(3) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(6,144)	(72,384)	2,413,880	6,690,333	95,549	69,226
Change in net unrealized appreciation (depreciation) on investments	(12,391)	83,316	(1,185,527)	7,306,821	360,183	346,649
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,535)	10,932	1,228,353	13,997,154	455,732	415,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	103,822	141,630	6,417,890	15,142,531	2,455,960	4,063,810
Transfers between variable and fixed accounts, net	303,378	65,839	(8,551,111)	(35,987,272)	3,584,069	9,133,626
Policy maintenance charges	(37,124)	(58,722)	(6,445,070)	(15,103,790)	(1,745,978)	(3,300,557)
Policy benefits and terminations	(15,854)	(21,700)	(6,583,072)	(27,593,912)	(5,871,137)	(2,920,138)
Policy loans and loan repayments (2)	(15,164)	(181,876)	(78,448)	(1,835,326)	(801,524)	(589,648)
Other (2)	291	404	38,745	50,570	20,729	25,483
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	339,349	(54,425)	(15,201,066)	(65,327,199)	(2,357,881)	6,412,576
NET INCREASE (DECREASE) IN NET ASSETS	320,814	(43,493)	(13,972,713)	(51,330,045)	(1,902,149)	6,828,451
NET ASSETS
Beginning of Year or Period	1,357,952	1,401,445	279,297,740	330,627,785	67,244,702	60,416,251
End of Year or Period	$1,678,766	$1,357,952	$265,325,027	$279,297,740	$65,342,553	$67,244,702
	Emerging Markets Debt		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(78,056)	(45,041)	2,020,215	4,318,739	1,686,929	1,576,759
Change in net unrealized appreciation (depreciation) on investments	136,313	(133,859)	2,189,510	1,199,771	127,818	4,358,705
Net Increase (Decrease) in Net Assets Resulting from Operations	58,257	(178,900)	4,209,725	5,518,510	1,814,747	5,935,464
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	97,029	172,932	1,870,578	3,825,570	1,893,134	3,810,442
Transfers between variable and fixed accounts, net	52,237	727,888	(1,155,288)	2,028,330	(791,046)	2,881,836
Policy maintenance charges	(62,485)	(115,842)	(1,767,424)	(3,435,018)	(1,776,079)	(3,394,285)
Policy benefits and terminations	(39,553)	(44,221)	(1,186,967)	(4,269,256)	(1,199,440)	(1,262,753)
Policy loans and loan repayments (2)	(37,336)	9,423	68,843	323,075	(254,996)	(182,963)
Other (2)	330	4,199	14,209	23,727	7,624	10,433
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	10,222	754,379	(2,156,049)	(1,503,572)	(2,120,803)	1,862,710
NET INCREASE (DECREASE) IN NET ASSETS	68,479	575,479	2,053,676	4,014,938	(306,056)	7,798,174
NET ASSETS
Beginning of Year or Period	3,685,923	3,110,444	73,504,416	69,489,478	65,417,986	57,619,812
End of Year or Period	$3,754,402	$3,685,923	$75,558,092	$73,504,416	$65,111,930	$65,417,986

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,649,430	3,915,510	1,107,765	2,771,339	6,933,348	15,028,744
Change in net unrealized appreciation (depreciation) on investments	(1,217,722)	626,622	(416,723)	3,277,749	(53,176)	54,318,620
Net Increase (Decrease) in Net Assets Resulting from Operations	431,708	4,542,132	691,042	6,049,088	6,880,172	69,347,364
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,050,352	3,819,385	1,687,374	2,899,201	12,015,130	20,744,473
Transfers between variable and fixed accounts, net	(1,403,544)	4,042,184	1,393,665	(136,211)	23,068,180	37,501,141
Policy maintenance charges	(1,426,206)	(2,734,211)	(1,235,295)	(2,290,963)	(11,388,470)	(21,663,522)
Policy benefits and terminations	(1,073,118)	(1,947,501)	(1,087,134)	(2,660,292)	(10,351,977)	(35,511,029)
Policy loans and loan repayments (2)	(84,201)	(432,337)	(47,968)	(212,795)	(574,497)	(1,670,326)
Other (2)	6,229	7,601	5,420	12,183	64,857	104,717
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,930,488)	2,755,121	716,062	(2,388,877)	12,833,223	(494,546)
NET INCREASE (DECREASE) IN NET ASSETS	(1,498,780)	7,297,253	1,407,104	3,660,211	19,713,395	68,852,818
NET ASSETS
Beginning of Year or Period	54,683,932	47,386,679	56,635,395	52,975,184	591,431,559	522,578,741
End of Year or Period	$53,185,152	$54,683,932	$58,042,499	$56,635,395	$611,144,954	$591,431,559
	Focused Growth		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,204,011	1,068,548	(2,985,518)	(3,867,038)	1,687,755	2,911,176
Change in net unrealized appreciation (depreciation) on investments	634,248	1,327,482	10,138,675	20,048,274	1,089,025	693,293
Net Increase (Decrease) in Net Assets Resulting from Operations	1,838,259	2,396,030	7,153,157	16,181,236	2,776,780	3,604,469
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	638,374	1,387,537	4,074,167	8,433,013	1,200,934	2,642,147
Transfers between variable and fixed accounts, net	702,034	(322,966)	(2,771,486)	(7,659,607)	(101,930)	(241,990)
Policy maintenance charges	(616,196)	(1,271,954)	(4,621,677)	(10,094,892)	(1,060,274)	(2,197,959)
Policy benefits and terminations	(809,124)	(858,645)	(3,939,019)	(10,482,995)	(1,458,765)	(2,463,247)
Policy loans and loan repayments (2)	(108,487)	(98,599)	345,704	(1,104,215)	(54,697)	(308,479)
Other (2)	88	7,726	(990)	15,740	(1,973)	4,563
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(193,311)	(1,156,901)	(6,913,301)	(20,892,956)	(1,476,705)	(2,564,965)
NET INCREASE (DECREASE) IN NET ASSETS	1,644,948	1,239,129	239,856	(4,711,720)	1,300,075	1,039,504
NET ASSETS
Beginning of Year or Period	26,391,357	25,152,228	193,169,752	197,881,472	46,192,496	45,152,992
End of Year or Period	$28,036,305	$26,391,357	$193,409,608	$193,169,752	$47,492,571	$46,192,496

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,760,749	1,484,581	393,095	359,967	2,876,127	3,608,676
Change in net unrealized appreciation (depreciation) on investments	(2,353,508)	11,483,203	(214,238)	1,394,342	1,484,691	15,538,142
Net Increase (Decrease) in Net Assets Resulting from Operations	407,241	12,967,784	178,857	1,754,309	4,360,818	19,146,818
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,627,735	4,864,343	328,036	577,233	4,015,252	8,332,110
Transfers between variable and fixed accounts, net	(4,624,061)	(1,847,406)	815,749	2,190,755	(3,492,905)	(899,285)
Policy maintenance charges	(2,231,791)	(4,642,466)	(281,542)	(463,775)	(4,789,960)	(9,542,673)
Policy benefits and terminations	(2,549,836)	(4,619,280)	(379,695)	(388,065)	(3,624,608)	(11,877,943)
Policy loans and loan repayments (2)	(165,174)	87,021	(75,406)	(217,568)	516,010	(1,246,185)
Other (2)	9,321	8,087	2,182	4,919	3,420	5,180
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,933,806)	(6,149,701)	409,324	1,703,499	(7,372,791)	(15,228,796)
NET INCREASE (DECREASE) IN NET ASSETS	(6,526,565)	6,818,083	588,181	3,457,808	(3,011,973)	3,918,022
NET ASSETS
Beginning of Year or Period	123,319,633	116,501,550	13,639,823	10,182,015	187,895,388	183,977,366
End of Year or Period	$116,793,068	$123,319,633	$14,228,004	$13,639,823	$184,883,415	$187,895,388
	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	523,905	525,539	946,224	1,671,764	593,952	1,355,737
Change in net unrealized appreciation (depreciation) on investments	3,435,394	3,796,196	791,697	2,240,864	(484,444)	(674,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,959,299	4,321,735	1,737,921	3,912,628	109,508	681,073
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,141,984	4,386,035	1,450,748	2,890,016	652,353	989,308
Transfers between variable and fixed accounts, net	(2,204,728)	(4,523,258)	(2,195,981)	(2,059,638)	(2,353,749)	(320,216)
Policy maintenance charges	(2,049,365)	(4,443,745)	(1,137,086)	(2,265,422)	(344,205)	(700,160)
Policy benefits and terminations	(2,410,382)	(6,003,537)	(848,916)	(1,853,863)	(360,253)	(635,405)
Policy loans and loan repayments (2)	(103,674)	(617,498)	(90,779)	(170,316)	(54,914)	(7,723)
Other (2)	4,042	12,294	4,942	2,847	(500)	(1,973)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,622,123)	(11,189,709)	(2,817,072)	(3,456,376)	(2,461,268)	(676,169)
NET INCREASE (DECREASE) IN NET ASSETS	(662,824)	(6,867,974)	(1,079,151)	456,252	(2,351,760)	4,904
NET ASSETS
Beginning of Year or Period	101,910,560	108,778,534	49,372,310	48,916,058	12,740,459	12,735,555
End of Year or Period	$101,247,736	$101,910,560	$48,293,159	$49,372,310	$10,388,699	$12,740,459

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	492,826	443,259	356,959	3,613,658	1,584,786	4,296,257
Change in net unrealized appreciation (depreciation) on investments	(339,304)	(141,331)	2,428,724	(4,092,841)	8,060,355	4,360,708
Net Increase (Decrease) in Net Assets Resulting from Operations	153,522	301,928	2,785,683	(479,183)	9,645,141	8,656,965
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	560,131	931,569	-	782,919	3,513,171	7,491,673
Transfers between variable and fixed accounts, net	(83,101)	2,216,242	(1,633,116)	(7,254,508)	2,965,559	(3,286,404)
Policy maintenance charges	(470,819)	(879,005)	(605,269)	(1,543,175)	(4,331,377)	(9,154,897)
Policy benefits and terminations	(254,497)	(526,669)	(638,434)	(2,339,783)	(4,879,929)	(12,898,710)
Policy loans and loan repayments (2)	(30,313)	194,369	(151,449)	(321,054)	(194,234)	(212,263)
Other (2)	2,340	2,382	(2,307)	5,712	17,164	21,064
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(276,259)	1,938,888	(3,030,575)	(10,669,889)	(2,909,646)	(18,039,537)
NET INCREASE (DECREASE) IN NET ASSETS	(122,737)	2,240,816	(244,892)	(11,149,072)	6,735,495	(9,382,572)
NET ASSETS
Beginning of Year or Period	18,846,564	16,605,748	28,293,919	39,442,991	216,137,912	225,520,484
End of Year or Period	$18,723,827	$18,846,564	$28,049,027	$28,293,919	$222,873,407	$216,137,912
	Small-Cap Value		Value Advantage		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,326,098	3,218,383	226,771	18,846	1,590,430	6,996,313
Change in net unrealized appreciation (depreciation) on investments	34,277	390,466	(151,899)	444,261	(2,686,268)	(13,598,808)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,360,375	3,608,849	74,872	463,107	(1,095,838)	(6,602,495)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,587,694	3,141,514	105,234	33,330	3,285,290	6,109,089
Transfers between variable and fixed accounts, net	1,059,366	(3,080,362)	(1,993,949)	5,460,494	6,083,042	(1,785,967)
Policy maintenance charges	(1,274,425)	(2,627,731)	(33,093)	(39,496)	(2,537,021)	(5,379,364)
Policy benefits and terminations	(1,358,249)	(3,259,570)	(234)	-	(2,015,398)	(5,805,397)
Policy loans and loan repayments (2)	(326,387)	(27,557)	4,019	(6,243)	(317,579)	(463,034)
Other (2)	13,934	23,548	(107)	183	24,867	25,174
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(298,067)	(5,830,158)	(1,918,130)	5,448,268	4,523,201	(7,299,499)
NET INCREASE (DECREASE) IN NET ASSETS	1,062,308	(2,221,309)	(1,843,258)	5,911,375	3,427,363	(13,901,994)
NET ASSETS
Beginning of Year or Period	66,523,149	68,744,458	6,027,381	116,006	128,129,379	142,031,373
End of Year or Period	$67,585,457	$66,523,149	$4,184,123	$6,027,381	$131,556,742	$128,129,379

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,834,819	5,891,699	310,163	(22,619)	(4,437,750)	(8,923,011)
Change in net unrealized appreciation (depreciation) on investments	5,155,946	(12,939,177)	1,623,510	(317,902)	13,315,838	(6,290,163)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,990,765	(7,047,478)	1,933,673	(340,521)	8,878,088	(15,213,174)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,179,788	7,570,247	448,999	732,574	4,208,043	7,922,829
Transfers between variable and fixed accounts, net	(1,881,785)	(3,328,208)	3,830,219	2,972,999	(908,191)	1,933,791
Policy maintenance charges	(2,878,411)	(5,871,960)	(394,158)	(631,319)	(3,171,543)	(6,591,898)
Policy benefits and terminations	(1,920,375)	(6,542,680)	(442,873)	(555,058)	(2,348,837)	(6,526,728)
Policy loans and loan repayments (2)	(54,251)	(6,195,666)	55,417	(29,631)	498,223	(471,928)
Other (2)	39,748	35,528	2,611	4,825	28,485	29,706
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,515,286)	(14,332,739)	3,500,215	2,494,390	(1,693,820)	(3,704,228)
NET INCREASE (DECREASE) IN NET ASSETS	6,475,479	(21,380,217)	5,433,888	2,153,869	7,184,268	(18,917,402)
NET ASSETS
Beginning of Year or Period	136,650,780	158,030,997	14,384,980	12,231,111	130,010,515	148,927,917
End of Year or Period	$143,126,259	$136,650,780	$19,818,868	$14,384,980	$137,194,783	$130,010,515
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,690,594	3,982,041	13,309,927	12,432,298	292,405	372,401
Change in net unrealized appreciation (depreciation) on investments	5,751,397	8,105,913	(18,236,530)	13,641,281	382,732	1,140,499
Net Increase (Decrease) in Net Assets Resulting from Operations	9,441,991	12,087,954	(4,926,603)	26,073,579	675,137	1,512,900
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,489,627	3,020,745	2,886,483	4,030,657	466,096	967,102
Transfers between variable and fixed accounts, net	3,471,404	3,480,662	(9,411,396)	(256,346)	2,030,745	(6,003)
Policy maintenance charges	(1,438,896)	(2,455,633)	(1,979,567)	(3,697,561)	(402,688)	(777,940)
Policy benefits and terminations	(840,456)	(2,275,433)	(1,979,718)	(3,613,203)	(445,592)	(659,731)
Policy loans and loan repayments (2)	(223,266)	190,198	(346,721)	(5,353,175)	(76,899)	(89,905)
Other (2)	8,180	8,063	6,270	12,503	3,143	2,549
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,466,593	1,968,602	(10,824,649)	(8,877,125)	1,574,805	(563,928)
NET INCREASE (DECREASE) IN NET ASSETS	11,908,584	14,056,556	(15,751,252)	17,196,454	2,249,942	948,972
NET ASSETS
Beginning of Year or Period	64,134,607	50,078,051	105,289,356	88,092,902	16,204,220	15,255,248
End of Year or Period	$76,043,191	$64,134,607	$89,538,104	$105,289,356	$18,454,162	$16,204,220

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Absolute Return (2)		Currency Strategies		Equity Long/Short (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-
Realized gain (loss) on investments	-		3,661	(262)	-
Change in net unrealized appreciation (depreciation) on investments	(12)		(25,650)	17,562	(203)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12)		(21,989)	17,300	(203)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	32		10,152	12,515	12
Transfers between variable and fixed accounts, net	3,276		(60,266)	394,561	6,668
Policy maintenance charges	(43)		(5,932)	(8,210)	(65)
Policy benefits and terminations	-		(87)	(16,825)	-
Policy loans and loan repayments (3)	-		11,651	(9,027)	7,344
Other (3)	(1)		33	183	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,264		(44,449)	373,197	13,959
NET INCREASE (DECREASE) IN NET ASSETS	3,252		(66,438)	390,497	13,756
NET ASSETS
Beginning of Year or Period	-		501,764	111,267	-
End of Year or Period	$3,252		$435,326	$501,764	$13,756
	Global Absolute Return		Precious Metals		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	28,293	455	(66,697)	(10,213)	536,885	763,340
Change in net unrealized appreciation (depreciation) on investments	15,567	67,101	2,142	(493,999)	(401,369)	205,249
Net Increase (Decrease) in Net Assets Resulting from Operations	43,860	67,556	(64,555)	(504,212)	135,516	968,589
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	57,837	15,273	29,694	56,433	1,037,755	2,006,726
Transfers between variable and fixed accounts, net	1,025,374	417,237	160,350	1,803,089	2,146,609	4,808,264
Policy maintenance charges	(37,289)	(44,523)	(58,724)	(80,192)	(961,935)	(1,462,881)
Policy benefits and terminations	(4,913)	(12,630)	(21,799)	(37,281)	(163,913)	(1,149,449)
Policy loans and loan repayments (3)	4,401	(49)	3,153	4,901	(16,166)	39,167
Other (3)	392	168	(16)	236	1,369	3,325
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,045,802	375,476	112,658	1,747,186	2,043,719	4,245,152
NET INCREASE (DECREASE) IN NET ASSETS	1,089,662	443,032	48,103	1,242,974	2,179,235	5,213,741
NET ASSETS
Beginning of Year or Period	1,425,507	982,475	2,064,456	821,482	21,528,765	16,315,024
End of Year or Period	$2,515,169	$1,425,507	$2,112,559	$2,064,456	$23,708,000	$21,528,765

(1) Unaudited.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(3) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	133,756	79,494	167,465	392,507	255,981	665,913
Change in net unrealized appreciation (depreciation) on investments	(95,291)	121,145	149,650	456,253	232,029	381,123
Net Increase (Decrease) in Net Assets Resulting from Operations	38,465	200,639	317,115	848,760	488,010	1,047,036
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	228,283	465,216	1,271,350	2,512,070	1,362,904	3,255,002
Transfers between variable and fixed accounts, net	268,492	1,551,765	1,082,004	6,485,428	1,736,544	4,440,180
Policy maintenance charges	(183,913)	(299,440)	(952,872)	(1,505,435)	(752,669)	(1,212,965)
Policy benefits and terminations	(225,065)	(98,831)	(47,715)	(372,864)	(337,953)	(1,263,526)
Policy loans and loan repayments (2)	122,819	(54,286)	(9,181)	(41,192)	17,984	(302,398)
Other (2)	1,753	1,547	691	(3,153)	1,791	8,286
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	212,369	1,565,971	1,344,277	7,074,854	2,028,601	4,924,579
NET INCREASE (DECREASE) IN NET ASSETS	250,834	1,766,610	1,661,392	7,923,614	2,516,611	5,971,615
NET ASSETS
Beginning of Year or Period	4,846,921	3,080,311	21,840,822	13,917,208	23,761,522	17,789,907
End of Year or Period	$5,097,755	$4,846,921	$23,502,214	$21,840,822	$26,278,133	$23,761,522
	Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	313,781	1,178,884	474,475	1,032,882	2,229,031	3,486,329
Change in net unrealized appreciation (depreciation) on investments	(63,623)	(366,744)	291,752	899,879	2,182,692	6,917,932
Net Increase (Decrease) in Net Assets Resulting from Operations	250,158	812,140	766,227	1,932,761	4,411,723	10,404,261
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	679,522	1,520,024	1,183,530	3,090,918	9,128,513	16,741,576
Transfers between variable and fixed accounts, net	381,517	(2,700,088)	151,714	(1,653,790)	740,210	2,942,625
Policy maintenance charges	(723,608)	(1,586,016)	(1,430,948)	(2,893,135)	(7,247,071)	(14,169,253)
Policy benefits and terminations	(1,128,769)	(4,780,047)	(1,095,337)	(2,610,329)	(5,515,450)	(8,577,741)
Policy loans and loan repayments (2)	70,178	(153,271)	(272,515)	456,443	(732,240)	(1,162,842)
Other (2)	10,003	8,783	7,149	17,472	46,157	70,261
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(711,157)	(7,690,615)	(1,456,407)	(3,592,421)	(3,579,881)	(4,155,374)
NET INCREASE (DECREASE) IN NET ASSETS	(460,999)	(6,878,475)	(690,180)	(1,659,660)	831,842	6,248,887
NET ASSETS
Beginning of Year or Period	19,157,254	26,035,729	48,874,236	50,533,896	235,015,262	228,766,375
End of Year or Period	$18,696,255	$19,157,254	$48,184,056	$48,874,236	$235,847,104	$235,015,262

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$123,323
Realized gain (loss) on investments	3,174,542	5,743,013	1,506,637	2,667,444	94,259	352,577
Change in net unrealized appreciation (depreciation) on investments	3,859,892	9,383,685	1,606,053	3,983,162	106,666	(519,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,034,434	15,126,698	3,112,690	6,650,606	200,925	(43,140)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,916,140	24,805,202	6,921,976	12,024,438	443,200	761,624
Transfers between variable and fixed accounts, net	(3,668,482)	1,034,100	161,776	2,339,575	7,943,931	3,695,700
Policy maintenance charges	(8,520,719)	(17,299,310)	(3,517,948)	(7,051,146)	(335,094)	(386,318)
Policy benefits and terminations	(5,580,696)	(14,642,708)	(2,801,778)	(5,905,733)	(175,170)	(161,577)
Policy loans and loan repayments (2)	(894,197)	(3,505,591)	377,262	(2,694,469)	(46,580)	(114,819)
Other (2)	52,273	199,616	27,466	63,071	1,998	1,359
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,695,681)	(9,408,691)	1,168,754	(1,224,264)	7,832,285	3,795,969
NET INCREASE (DECREASE) IN NET ASSETS	338,753	5,718,007	4,281,444	5,426,342	8,033,210	3,752,829
NET ASSETS
Beginning of Year or Period	310,508,205	304,790,198	129,631,644	124,205,302	9,101,827	5,348,998
End of Year or Period	$310,846,958	$310,508,205	$133,913,088	$129,631,644	$17,135,037	$9,101,827
	American Century VP Mid Cap Value Class II		BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$95,670	$93,123	$-	$261,503	$-	$1,339,567
Realized gain (loss) on investments	710,891	1,039,245	869,403	4,914,584	158,938	5,923,572
Change in net unrealized appreciation (depreciation) on investments	(750,398)	250,999	(167,626)	(3,353,189)	1,570,397	(6,214,409)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,163	1,383,367	701,777	1,822,898	1,729,335	1,048,730
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	292,109	524,089	475,157	902,783	1,865,065	4,742,079
Transfers between variable and fixed accounts, net	404,327	1,841,042	1,027,833	2,730,031	499,883	3,902,963
Policy maintenance charges	(189,834)	(281,835)	(447,798)	(815,732)	(1,608,034)	(3,202,897)
Policy benefits and terminations	(239,351)	(1,042,401)	(804,611)	(515,450)	(1,406,848)	(3,014,153)
Policy loans and loan repayments (2)	(32,376)	201,589	93,575	84,308	(78,419)	138,804
Other (2)	3,154	4,340	4,968	15,199	11,293	22,192
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	238,029	1,246,824	349,124	2,401,139	(717,060)	2,588,988
NET INCREASE (DECREASE) IN NET ASSETS	294,192	2,630,191	1,050,901	4,224,037	1,012,275	3,637,718
NET ASSETS
Beginning of Year or Period	10,019,982	7,389,791	22,656,053	18,432,016	59,715,627	56,077,909
End of Year or Period	$10,314,174	$10,019,982	$23,706,954	$22,656,053	$60,727,902	$59,715,627

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	BlackRock iShares Alternative Strategies V.I. Class I (2)	BlackRock iShares Dynamic Allocation V.I. Class I (2)		BlackRock iShares Dynamic Fixed Income V.I. Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-		$-
Realized gain (loss) on investments	-	-		-
Change in net unrealized appreciation (depreciation) on investments	(754)	-		(367)
Net Increase (Decrease) in Net Assets Resulting from Operations	(754)	-		(367)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-		-
Transfers between variable and fixed accounts, net	71,936	14		35,607
Policy maintenance charges	-	-		(111)
Policy benefits and terminations	-	-		-
Policy loans and loan repayments (3)	-	-		15,723
Other (3)	(1)	-		-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	71,935	14		51,219
NET INCREASE (DECREASE) IN NET ASSETS	71,181	14		50,852
NET ASSETS
Beginning of Period	-	-		-
End of Period	$71,181	$14		$50,852
	BlackRock iShares Equity Appreciation V.I. Class I (2)	Dreyfus Appreciation Service Shares		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$3,603	$4,779	$4,709	$419,269
Realized gain (loss) on investments	-	22,230	15,749	6,665,800	3,330,747
Change in net unrealized appreciation (depreciation) on investments	(18)	(27,319)	(4,156)	(4,840,544)	2,499,615
Net Increase (Decrease) in Net Assets Resulting from Operations	(18)	(1,486)	16,372	1,829,965	6,249,631
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	12,818	19,464	1,720,716	2,757,910
Transfers between variable and fixed accounts, net	545	147,586	155,626	(1,262,371)	(1,348,672)
Policy maintenance charges	(3)	(12,921)	(18,972)	(1,293,655)	(2,529,004)
Policy benefits and terminations	-	(13,245)	(16,765)	(1,027,938)	(1,343,158)
Policy loans and loan repayments (3)	-	558	(3,725)	(25,625)	(271,284)
Other (3)	-	231	(90)	8,176	13,393
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	542	135,027	135,538	(1,880,697)	(2,720,815)
NET INCREASE (DECREASE) IN NET ASSETS	524	133,541	151,910	(50,732)	3,528,816
NET ASSETS
Beginning of Year or Period	-	310,213	158,303	58,739,971	55,211,155
End of Year or Period	$524	$443,754	$310,213	$58,689,239	$58,739,971

(1) Unaudited.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(3) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Fidelity VIP Freedom 2010 Service Class 2		Fidelity VIP Freedom 2015 Service Class 2		Fidelity VIP Freedom 2020 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$168	$13,132	$351	$30,772	$1,384	$123,961
Realized gain (loss) on investments	6,470	25,303	88,017	260,269	204,280	517,317
Change in net unrealized appreciation (depreciation) on investments	18,069	(1,112)	(29,595)	(155,955)	51,134	(241,933)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,707	37,323	58,773	135,086	256,798	399,345
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	59,293	105,058	115,823	135,917	374,040	657,941
Transfers between variable and fixed accounts, net	125,602	16,307	(208,830)	(652,127)	(380,970)	1,044,735
Policy maintenance charges	(27,891)	(57,928)	(63,629)	(130,934)	(247,336)	(459,310)
Policy benefits and terminations	(6,525)	(20,247)	(47,377)	(483,134)	(91,819)	(1,388,916)
Policy loans and loan repayments (2)	(3,617)	(13,135)	17,142	17,771	595	6,284
Other (2)	212	354	503	1,044	1,518	4,986
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	147,074	30,409	(186,368)	(1,111,463)	(343,972)	(134,280)
NET INCREASE (DECREASE) IN NET ASSETS	171,781	67,732	(127,595)	(976,377)	(87,174)	265,065
NET ASSETS
Beginning of Year or Period	945,335	877,603	2,180,372	3,156,749	8,689,115	8,424,050
End of Year or Period	$1,117,116	$945,335	$2,052,777	$2,180,372	$8,601,941	$8,689,115
	Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2		Fidelity VIP Freedom 2035 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$111,303	$-	$118,039	$-	$33,920
Realized gain (loss) on investments	262,710	386,831	82,688	609,258	7,179	110,672
Change in net unrealized appreciation (depreciation) on investments	(45,423)	(156,798)	251,474	(326,629)	105,076	(50,204)
Net Increase (Decrease) in Net Assets Resulting from Operations	217,287	341,336	334,162	400,668	112,255	94,388
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	538,146	702,126	365,378	928,516	245,339	519,112
Transfers between variable and fixed accounts, net	940,849	1,362,836	320,705	(176,470)	329,349	1,584,468
Policy maintenance charges	(226,231)	(414,854)	(250,227)	(464,787)	(114,076)	(162,846)
Policy benefits and terminations	(117,261)	(559,024)	(168,995)	(257,541)	(1,615)	(53,405)
Policy loans and loan repayments (2)	2,066	5,900	(26,561)	(16,340)	(8,366)	(8,032)
Other (2)	(6,596)	(246)	135	1,819	164	542
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,130,973	1,096,738	240,435	15,197	450,795	1,879,839
NET INCREASE (DECREASE) IN NET ASSETS	1,348,260	1,438,074	574,597	415,865	563,050	1,974,227
NET ASSETS
Beginning of Year or Period	7,887,581	6,449,507	8,862,251	8,446,386	2,617,196	642,969
End of Year or Period	$9,235,841	$7,887,581	$9,436,848	$8,862,251	$3,180,246	$2,617,196

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Fidelity VIP Freedom 2045 Service Class 2		Fidelity VIP Freedom Income Service Class 2		Fidelity VIP Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$83	$17,604	$624	$18,662	$-	$-
Realized gain (loss) on investments	12,337	48,993	3,427	28,317	1,144,384	827,917
Change in net unrealized appreciation (depreciation) on investments	47,600	(27,635)	14,212	(659)	(756,217)	(74,230)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,020	38,962	18,263	46,320	388,167	753,687
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	188,633	231,067	40,869	64,408	186,451	371,766
Transfers between variable and fixed accounts, net	506,377	657,369	391,342	323,354	(1,191,673)	2,200,807
Policy maintenance charges	(130,969)	(159,895)	(41,962)	(75,783)	(153,052)	(350,997)
Policy benefits and terminations	(7,882)	(93,114)	(49,476)	(44,993)	(673,179)	(247,088)
Policy loans and loan repayments (2)	(1,405)	(6,638)	172	(19,295)	(15,956)	(54,658)
Other (2)	(8)	72	65	(61)	3,758	(8,991)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	554,746	628,861	341,010	247,630	(1,843,651)	1,910,839
NET INCREASE (DECREASE) IN NET ASSETS	614,766	667,823	359,273	293,950	(1,455,484)	2,664,526
NET ASSETS
Beginning of Year or Period	1,350,948	683,125	1,462,713	1,168,763	8,619,895	5,955,369
End of Year or Period	$1,965,714	$1,350,948	$1,821,986	$1,462,713	$7,164,411	$8,619,895
	Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Money Market Service Class (3)		Fidelity VIP Value Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$7,401	$7,816	$11,113	$-	$47,409
Realized gain (loss) on investments	5,841,834	2,326,910	-	(2)	206,610	242,700
Change in net unrealized appreciation (depreciation) on investments	(3,906,645)	(50,956)	-	-	117,815	66,454
Net Increase (Decrease) in Net Assets Resulting from Operations	1,935,189	2,283,355	7,816	11,111	324,425	356,563
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	975,161	1,774,248	68,999,704	118,250,044	269,696	559,818
Transfers between variable and fixed accounts, net	(1,397,437)	(615,957)	(71,604,732)	77,006,190	341,831	565,896
Policy maintenance charges	(687,698)	(1,365,977)	(8,817,775)	(12,415,243)	(149,647)	(286,618)
Policy benefits and terminations	(721,314)	(1,780,991)	(8,610,243)	(13,133,528)	(41,785)	(285,636)
Policy loans and loan repayments (2)	35,408	(104,819)	734,908	425,551	27,209	(35,847)
Other (2)	21,594	21,914	78,212	82,698	749	19,737
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,774,286)	(2,071,582)	(19,219,926)	170,215,712	448,053	537,350
NET INCREASE (DECREASE) IN NET ASSETS	160,903	211,773	(19,212,110)	170,226,823	772,478	893,913
NET ASSETS
Beginning of Year or Period	38,911,844	38,700,071	170,226,823	-	6,047,282	5,153,369
End of Year or Period	$39,072,747	$38,911,844	$151,014,713	$170,226,823	$6,819,760	$6,047,282

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced on February 3, 2014.

See Notes to Financial Statements	F-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014
	Templeton Foreign VIP Class 2		Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$508,789	$283,821	$3,032,254	$2,137,035	$-	$31,605
Realized gain (loss) on investments	254,241	398,223	23,136	(421,724)	25,902	104,048
Change in net unrealized appreciation (depreciation) on investments	(20,305)	(2,501,499)	(3,159,373)	(983,954)	6,954	(38,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	742,725	(1,819,455)	(103,983)	731,357	32,856	97,402
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,018,592	857,323	1,202,405	2,709,538	50,682	139,984
Transfers between variable and fixed accounts, net	537,972	9,040,731	(2,084,344)	14,268	(106,901)	347,386
Policy maintenance charges	(478,302)	(794,406)	(876,662)	(1,822,583)	(64,956)	(107,063)
Policy benefits and terminations	(213,221)	(256,811)	(580,641)	(4,049,631)	(18,810)	(49,063)
Policy loans and loan repayments (2)	(440,665)	(19,473)	(72,298)	1,126,178	(5,974)	(6,897)
Other (2)	(872)	2,537	22,380	25,401	181	27
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	423,504	8,829,901	(2,389,160)	(1,996,829)	(145,778)	324,374
NET INCREASE (DECREASE) IN NET ASSETS	1,166,229	7,010,446	(2,493,143)	(1,265,472)	(112,922)	421,776
NET ASSETS
Beginning of Year or Period	15,271,674	8,261,228	41,938,819	43,204,291	2,120,800	1,699,024
End of Year or Period	$16,437,903	$15,271,674	$39,445,676	$41,938,819	$2,007,878	$2,120,800
	Janus Aspen Series Enterprise Service Shares		Janus Aspen Series Overseas Service Shares		Lazard Retirement Global Dynamic Multi Asset Service Class (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$27,190	$1,654	$40,759	$652,636	$-	$2,149
Realized gain (loss) on investments	1,513,203	959,800	51,643	199,268	(8,690)	20,941
Change in net unrealized appreciation (depreciation) on investments	(1,122,137)	(287,821)	889,586	(3,397,984)	14,323	(26,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	418,256	673,633	981,988	(2,546,080)	5,633	(3,538)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	292,343	310,254	616,710	1,486,160	10,876	11,536
Transfers between variable and fixed accounts, net	2,876,878	759,366	187,295	(1,839,277)	342,813	396,773
Policy maintenance charges	(168,448)	(215,952)	(378,574)	(868,494)	(8,869)	(5,413)
Policy benefits and terminations	(383,333)	(90,503)	(886,743)	(928,241)	(65,214)	-
Policy loans and loan repayments (2)	(81,888)	(2,011)	(75,608)	(22,045)	-	-
Other (2)	2,726	3,950	4,909	13,700	234	(69)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,538,278	765,104	(532,011)	(2,158,197)	279,840	402,827
NET INCREASE (DECREASE) IN NET ASSETS	2,956,534	1,438,737	449,977	(4,704,277)	285,473	399,289
NET ASSETS
Beginning of Year or Period	6,571,388	5,132,651	17,232,050	21,936,327	399,289	-
End of Year or Period	$9,527,922	$6,571,388	$17,682,027	$17,232,050	$684,762	$399,289

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced on July 22, 2014.

See Notes to Financial Statements	F-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap Core - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$18,797	$2,039	$1,658	$15,753	$19,441
Realized gain (loss) on investments	(119,769)	476,309	582,233	1,697,072	375,989	2,817,446
Change in net unrealized appreciation (depreciation) on investments	120,844	(293,811)	188,407	488,920	952,121	(1,371,408)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,075	201,295	772,679	2,187,650	1,343,863	1,465,479
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	97,443	149,521	1,082,639	1,611,947	462,615	777,738
Transfers between variable and fixed accounts, net	(1,338,620)	1,783,102	2,237,904	4,003,910	1,596,864	5,412,501
Policy maintenance charges	(70,141)	(122,987)	(655,080)	(946,605)	(436,211)	(772,989)
Policy benefits and terminations	(213,209)	(33,696)	(90,836)	(214,873)	(293,731)	(1,849,125)
Policy loans and loan repayments (2)	1,342	555	21,731	(213,817)	280,970	466,415
Other (2)	811	863	1,940	9,315	1,038	13,936
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,522,374)	1,777,358	2,598,298	4,249,877	1,611,545	4,048,476
NET INCREASE (DECREASE) IN NET ASSETS	(1,521,299)	1,978,653	3,370,977	6,437,527	2,955,408	5,513,955
NET ASSETS
Beginning of Year or Period	3,076,991	1,098,338	15,761,928	9,324,401	23,406,395	17,892,440
End of Year or Period	$1,555,692	$3,076,991	$19,132,905	$15,761,928	$26,361,803	$23,406,395

	Western Asset Variable Global High Yield Bond - Class II (3)		Lord Abbett Bond Debenture Class VC (4)		Lord Abbett Developing Growth Class VC

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19		$-	$34,988	$-	$-
Realized gain (loss) on investments	-		(33,333)	17,825	66,634	49,898
Change in net unrealized appreciation (depreciation) on investments	(117)		50,401	(53,614)	658,535	37,053
Net Increase (Decrease) in Net Assets Resulting from Operations	(98)		17,068	(801)	725,169	86,951
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-		84,463	26,264	280,134	375,556
Transfers between variable and fixed accounts, net	6,601		599,503	724,579	3,173,007	1,786,639
Policy maintenance charges	(35)		(49,841)	(15,215)	(133,592)	(205,541)
Policy benefits and terminations	-		(149,112)	-	(234,865)	(120,045)
Policy loans and loan repayments (2)	-		5,514	-	4,182	(2,587)
Other (2)	-		245	47	701	2,345
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,566		490,772	735,675	3,089,567	1,836,367
NET INCREASE (DECREASE) IN NET ASSETS	6,468		507,840	734,874	3,814,736	1,923,318
NET ASSETS
Beginning of Year or Period	-		734,874	-	4,842,087	2,918,769
End of Year or Period	$6,468		$1,242,714	$734,874	$8,656,823	$4,842,087

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(4) Operations commenced on May 8, 2014.

See Notes to Financial Statements	F-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Lord Abbett Fundamental Equity Class VC		Lord Abbett Total Return Class VC		I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$33,208	$-	$417,043	$15,162	$1,493,727
Realized gain (loss) on investments	(43,678)	2,620,193	37,706	57,635	760,286	(2,191,175)
Change in net unrealized appreciation (depreciation) on investments	76,055	(2,195,399)	(161,817)	(182,155)	3,491,011	(3,978,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,377	458,002	(124,111)	292,523	4,266,459	(4,676,018)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	169,459	398,931	2,046,010	1,594,078	1,337,430	2,878,303
Transfers between variable and fixed accounts, net	(1,413,510)	(411,480)	12,071,822	20,719,817	1,830,620	(1,259,565)
Policy maintenance charges	(173,124)	(391,347)	(992,727)	(721,546)	(997,052)	(2,188,214)
Policy benefits and terminations	(231,142)	(132,653)	(354,009)	(183,311)	(1,060,273)	(3,920,749)
Policy loans and loan repayments (2)	147,034	(4,519,146)	(75,821)	(100,534)	(170,567)	149,771
Other (2)	560	1,108	3,952	556	6,529	11,837
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,500,723)	(5,054,587)	12,699,227	21,309,060	946,687	(4,328,617)
NET INCREASE (DECREASE) IN NET ASSETS	(1,468,346)	(4,596,585)	12,575,116	21,601,583	5,213,146	(9,004,635)
NET ASSETS
Beginning of Year or Period	7,506,229	12,102,814	22,747,259	1,145,676	60,125,408	69,130,043
End of Year or Period	$6,037,883	$7,506,229	$35,322,375	$22,747,259	$65,338,554	$60,125,408

	II		III		V
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$12,220	$18,612	$-	$-	$-	$291,217
Realized gain (loss) on investments	4,872,624	9,063,140	2,054,453	6,768,261	1,124,429	3,660,425
Change in net unrealized appreciation (depreciation) on investments	(1,941,086)	(4,724,564)	855,740	(870,355)	(513,983)	(1,720,106)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,943,758	4,357,188	2,910,193	5,897,906	610,446	2,231,536
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	936,448	2,077,144	884,036	1,975,132	571,728	1,405,403
Transfers between variable and fixed accounts, net	(3,357,019)	(699,967)	407,069	(1,158,607)	2,456,349	996,321
Policy maintenance charges	(779,277)	(1,580,443)	(879,569)	(1,677,532)	(514,774)	(1,018,776)
Policy benefits and terminations	(741,952)	(2,295,804)	(865,525)	(2,986,748)	(350,190)	(724,432)
Policy loans and loan repayments (2)	3,959	205,221	(47,102)	(105,245)	(18,924)	194,478
Other (2)	7,158	8,037	9,635	2,103	4,876	19,867
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,930,683)	(2,285,812)	(491,456)	(3,950,897)	2,149,065	872,861
NET INCREASE (DECREASE) IN NET ASSETS	(986,925)	2,071,376	2,418,737	1,947,009	2,759,511	3,104,397
NET ASSETS
Beginning of Year or Period	45,824,116	43,752,740	52,663,852	50,716,843	25,795,156	22,690,759
End of Year or Period	$44,837,191	$45,824,116	$55,082,589	$52,663,852	$28,554,667	$25,795,156

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	MFS New Discovery Series - Service Class		MFS Utilities Series - Service Class		Neuberger Berman Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$311,881	$-	$838
Realized gain (loss) on investments	(165,213)	3,590,528	1,413,801	1,503,277	10,629	5,444
Change in net unrealized appreciation (depreciation) on investments	1,350,695	(4,507,545)	(1,507,895)	(65,314)	(7,210)	11,461
Net Increase (Decrease) in Net Assets Resulting from Operations	1,185,482	(917,017)	(94,094)	1,749,844	3,419	17,743
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	498,880	655,687	382,601	733,633	8,611	13,054
Transfers between variable and fixed accounts, net	2,576,959	(350,525)	(2,238,574)	1,284,056	(273)	77,566
Policy maintenance charges	(319,547)	(472,542)	(325,775)	(552,942)	(6,159)	(7,951)
Policy benefits and terminations	(341,257)	(333,544)	(197,315)	(262,149)	-	(9,704)
Policy loans and loan repayments (2)	5,298	74,316	(56,105)	(123,646)	750	(565)
Other (2)	2,225	8,600	(47)	(144)	56	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,422,558	(418,008)	(2,435,215)	1,078,808	2,985	72,400
NET INCREASE (DECREASE) IN NET ASSETS	3,608,040	(1,335,025)	(2,529,309)	2,828,652	6,404	90,143
NET ASSETS
Beginning of Year or Period	11,996,985	13,332,010	16,373,224	13,544,572	228,506	138,363
End of Year or Period	$15,605,025	$11,996,985	$13,843,915	$16,373,224	$234,910	$228,506

	Oppenheimer Global Fund/VA Service Shares		PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$55,181	$24,635	$-	$146,784	$-	$-
Realized gain (loss) on investments	361,932	159,302	(17,764)	(156,337)	6,480	194,768
Change in net unrealized appreciation (depreciation) on investments	(47,200)	(128,203)	257,771	305,945	(28,934)	(269,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	369,913	55,734	240,007	296,392	(22,454)	(75,074)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	196,817	267,961	213,460	517,867	81,470	147,913
Transfers between variable and fixed accounts, net	1,790,520	2,004,584	(111,284)	(1,561,769)	(81,937)	(63,076)
Policy maintenance charges	(100,745)	(127,520)	(199,388)	(415,425)	(48,082)	(95,970)
Policy benefits and terminations	(124,711)	(135,286)	(48,824)	(236,010)	(7,252)	(31,264)
Policy loans and loan repayments (2)	3,132	3,570	(1,994)	(8,519)	3,971	(51,717)
Other (2)	1,002	3,353	291	228	(111)	642
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,766,015	2,016,662	(147,739)	(1,703,628)	(51,941)	(93,472)
NET INCREASE (DECREASE) IN NET ASSETS	2,135,928	2,072,396	92,268	(1,407,236)	(74,395)	(168,546)
NET ASSETS
Beginning of Year or Period	3,228,325	1,155,929	5,782,174	7,189,410	1,847,636	2,016,182
End of Year or Period	$5,364,253	$3,228,325	$5,874,442	$5,782,174	$1,773,241	$1,847,636

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2015 (1)	2014	2015 (1)	2014	2015 (1)	2014

	T. Rowe Price		T. Rowe Price		Van Eck VIP Global
	Blue Chip Growth - II		Equity Income - II		Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$340,666	$903,030	$11,522	$49,483
Realized gain (loss) on investments	2,074,043	2,203,129	947,674	7,486,949	(478,836)	446,759
Change in net unrealized appreciation (depreciation) on investments	1,787,025	2,608,564	(2,258,306)	(4,551,020)	(377,863)	(10,352,430)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,861,068	4,811,693	(969,966)	3,838,959	(845,177)	(9,856,188)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,218,439	3,446,862	2,077,240	3,480,695	1,403,991	2,495,416
Transfers between variable and fixed accounts, net	1,173,239	6,565,992	(354,394)	(9,827,339)	1,676,561	(2,776,971)
Policy maintenance charges	(1,493,896)	(2,384,935)	(1,212,034)	(2,418,469)	(896,044)	(2,057,519)
Policy benefits and terminations	(977,831)	(1,120,652)	(754,371)	(3,731,502)	(859,147)	(1,983,165)
Policy loans and loan repayments (2)	(175,271)	(116,630)	(92,383)	(7,159)	(55,982)	(96,736)
Other (2)	7,891	15,206	9,366	10,297	15,306	22,232
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	752,571	6,405,843	(326,576)	(12,493,477)	1,284,685	(4,396,743)
NET INCREASE (DECREASE) IN NET ASSETS	4,613,639	11,217,536	(1,296,542)	(8,654,518)	439,508	(14,252,931)
NET ASSETS
Beginning of Year or Period	61,573,102	50,355,566	53,708,688	62,363,206	41,786,178	56,039,109
End of Year or Period	$66,186,741	$61,573,102	$52,412,146	$53,708,688	$42,225,686	$41,786,178

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income (4)
05/05/2015-06/30/2015 (Unaudited)	$9.87	4,204	$41,484	0.00%	0.00%	(1.16%	)
Diversified Bond
01/01/2015-06/30/2015 (Unaudited)	$14.86	3,990,895	$59,316,302	0.00%	0.00%	0.37%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%	)
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
2011	12.84	1,163,981	14,941,102	14.42%	0.00%	5.94%
2010	12.12	3,791,432	45,938,881	3.22%	0.00%	8.04%
Floating Rate Income
01/01/2015-06/30/2015 (Unaudited)	$10.49	278,810	$2,923,629	0.00%	0.00%	2.15%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
01/01/2015-06/30/2015 (Unaudited)	$11.02	1,300,182	$14,329,554	0.00%	0.00%	1.97%
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
2011	9.49	726,283	6,889,231	17.98%	0.00%	2.50%
2010	9.25	1,809,305	16,743,085	4.72%	0.00%	7.27%
High Yield Bond
01/01/2015-06/30/2015 (Unaudited)	$65.92	1,249,447	$82,360,453	0.00%	0.00%	3.22%
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
2011	51.45	1,670,019	85,927,432	11.61%	0.00%	3.42%
2010	49.75	1,872,440	93,159,865	7.72%	0.00%	14.52%
Inflation Managed
01/01/2015-06/30/2015 (Unaudited)	$57.47	1,582,569	$90,955,974	0.00%	0.00%	(0.31%	)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%	)
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
2011	55.87	2,624,196	146,625,982	5.57%	0.00%	11.85%
2010	49.95	3,620,675	180,867,220	1.99%	0.00%	8.78%
Inflation Strategy
01/01/2015-06/30/2015 (Unaudited)	$10.51	159,795	$1,678,766	0.00%	0.00%	(0.56%	)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%	)
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
05/03/2011-12/31/2011	10.81	118,662	1,282,543	9.29%	0.00%	8.02%
Managed Bond
01/01/2015-06/30/2015 (Unaudited)	$64.63	4,105,406	$265,325,027	0.00%	0.00%	0.38%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%	)
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
2011	56.94	6,113,636	348,099,793	5.13%	0.00%	3.84%
2010	54.83	8,533,863	467,929,988	3.43%	0.00%	8.96%
Short Duration Bond
01/01/2015-06/30/2015 (Unaudited)	$12.77	5,117,930	$65,342,553	0.00%	0.00%	0.67%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%
2011	12.16	4,110,452	49,983,055	3.26%	0.00%	0.87%
2010	12.05	5,041,165	60,769,943	1.54%	0.00%	3.40%
Emerging Markets Debt
01/01/2015-06/30/2015 (Unaudited)	$10.15	369,750	$3,754,402	0.00%	0.00%	2.03%
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%	)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%	)
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%

See Notes to Financial Statements	F-28	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
American Funds Growth
01/01/2015-06/30/2015 (Unaudited)	$22.44	3,366,553	$75,558,092	0.00%	0.00%	5.71%
2014	21.23	3,462,006	73,504,416	0.00%	0.00%	8.23%
2013	19.62	3,542,126	69,489,478	0.00%	0.00%	29.63%
2012	15.13	3,363,540	50,903,024	0.17%	0.00%	17.45%
2011	12.89	3,728,587	48,043,569	0.19%	0.00%	(4.66%	)
2010 (5)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
American Funds Growth-Income
01/01/2015-06/30/2015 (Unaudited)	$20.49	3,178,506	$65,111,930	0.00%	0.00%	2.82%
2014	19.92	3,283,644	65,417,986	0.00%	0.00%	10.34%
2013	18.06	3,191,171	57,619,812	0.00%	0.00%	32.99%
2012	13.58	3,034,288	41,195,787	1.14%	0.00%	17.06%
2011	11.60	3,128,493	36,283,431	0.80%	0.00%	(2.24%	)
2010 (5)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
Comstock
01/01/2015-06/30/2015 (Unaudited)	$20.22	2,630,540	$53,185,152	0.00%	0.00%	0.81%
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
2011	11.43	2,349,076	26,852,173	6.47%	0.00%	(2.11%	)
2010	11.68	5,245,577	61,251,900	1.25%	0.00%	15.42%
Dividend Growth
01/01/2015-06/30/2015 (Unaudited)	$23.04	2,518,890	$58,042,499	0.00%	0.00%	1.24%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
2011	13.62	2,187,849	29,801,647	2.88%	0.00%	3.27%
2010	13.19	3,364,536	44,378,646	0.97%	0.00%	10.77%
Equity Index
01/01/2015-06/30/2015 (Unaudited)	$92.19	6,629,438	$611,144,954	0.00%	0.00%	1.12%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
2011	52.65	7,316,815	385,210,001	2.87%	0.00%	1.82%
2010	51.70	8,351,318	431,802,329	1.97%	0.00%	14.81%
Focused Growth
01/01/2015-06/30/2015 (Unaudited)	$23.81	1,177,487	$28,036,305	0.00%	0.00%	7.06%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%	)
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
Growth
01/01/2015-06/30/2015 (Unaudited)	$76.35	2,533,302	$193,409,608	0.00%	0.00%	3.78%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
2011	42.58	3,552,818	151,285,674	1.01%	0.00%	(6.06%	)
2010	45.33	4,365,102	197,865,242	1.09%	0.00%	11.24%
Large-Cap Growth
01/01/2015-06/30/2015 (Unaudited)	$13.64	3,483,007	$47,492,571	0.00%	0.00%	5.89%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
Large-Cap Value
01/01/2015-06/30/2015 (Unaudited)	$27.42	4,258,676	$116,793,068	0.00%	0.00%	0.36%
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%
2011	15.92	5,123,670	81,564,536	6.20%	0.00%	4.72%
2010	15.20	8,424,306	128,066,111	1.54%	0.00%	9.08%

See Notes to Financial Statements	F-29	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Long/Short Large-Cap
01/01/2015-06/30/2015 (Unaudited)	$17.18	828,037	$14,228,004	0.00%	0.00%	1.28%
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
2011	9.20	526,709	4,847,659	3.49%	0.00%	(2.60%	)
2010	9.45	3,041,545	28,741,857	0.86%	0.00%	12.22%
Main Street Core
01/01/2015-06/30/2015 (Unaudited)	$89.23	2,071,970	$184,883,415	0.00%	0.00%	2.39%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%
2011	51.00	2,755,477	140,539,752	1.17%	0.00%	0.48%
2010	50.76	3,359,667	170,543,917	1.09%	0.00%	16.14%
Mid-Cap Equity
01/01/2015-06/30/2015 (Unaudited)	$39.02	2,594,863	$101,247,736	0.00%	0.00%	3.88%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
2011	24.64	3,795,678	93,544,347	0.78%	0.00%	(5.40%	)
2010	26.05	5,141,209	133,930,971	0.95%	0.00%	23.49%
Mid-Cap Growth
01/01/2015-06/30/2015 (Unaudited)	$17.07	2,829,235	$48,293,159	0.00%	0.00%	3.53%
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%	)
2010	11.52	5,306,875	61,143,719	0.19%	0.00%	33.32%
Mid-Cap Value
01/01/2015-06/30/2015 (Unaudited)	$27.31	380,380	$10,388,699	0.00%	0.00%	0.40%
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
2011	16.66	346,695	5,776,954	8.46%	0.00%	(5.69%	)
2010	17.67	1,286,973	22,737,491	1.10%	0.00%	21.20%
Small-Cap Equity
01/01/2015-06/30/2015 (Unaudited)	$26.13	716,447	$18,723,827	0.00%	0.00%	0.84%
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
2011	16.23	602,541	9,777,685	3.48%	0.00%	(3.38%	)
2010	16.79	1,664,356	27,952,549	0.74%	0.00%	20.11%
Small-Cap Growth
01/01/2015-06/30/2015 (Unaudited)	$24.98	1,123,052	$28,049,027	0.00%	0.00%	10.65%
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%	)
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%
Small-Cap Index
01/01/2015-06/30/2015 (Unaudited)	$33.22	6,709,417	$222,873,407	0.00%	0.00%	4.47%
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
2011	18.97	8,623,110	163,567,011	0.59%	0.00%	(4.51%	)
2010	19.86	9,810,313	194,874,422	0.84%	0.00%	26.42%
Small-Cap Value
01/01/2015-06/30/2015 (Unaudited)	$41.18	1,641,336	$67,585,457	0.00%	0.00%	2.08%
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
2011	25.94	1,985,392	51,508,539	2.22%	0.00%	2.31%
2010	25.36	2,364,561	59,962,794	2.04%	0.00%	25.34%
Value Advantage
01/01/2015-06/30/2015 (Unaudited)	$13.42	311,790	$4,184,123	0.00%	0.00%	0.65%
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%

See Notes to Financial Statements	F-30	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Emerging Markets
01/01/2015-06/30/2015 (Unaudited)	$41.19	3,194,245	$131,556,742	0.00%	0.00%	(0.76%	)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%	)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
2011	33.05	3,464,655	114,520,122	1.95%	0.00%	(17.97%	)
2010	40.29	4,494,799	181,108,915	1.14%	0.00%	27.02%
International Large-Cap
01/01/2015-06/30/2015 (Unaudited)	$16.15	8,860,955	$143,126,259	0.00%	0.00%	6.96%
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%	)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
2011	10.96	11,139,700	122,066,228	6.20%	0.00%	(10.12%	)
2010	12.19	11,444,631	139,522,721	1.10%	0.00%	10.38%
International Small-Cap
01/01/2015-06/30/2015 (Unaudited)	$13.41	1,477,535	$19,818,868	0.00%	0.00%	11.79%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%	)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%
2011	8.04	887,630	7,134,091	13.78%	0.00%	(12.27%	)
2010	9.16	2,508,860	22,983,265	2.56%	0.00%	24.86%
International Value
01/01/2015-06/30/2015 (Unaudited)	$28.48	4,817,652	$137,194,783	0.00%	0.00%	6.90%
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%	)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
2011	20.77	5,009,545	104,062,397	8.76%	0.00%	(12.90%	)
2010	23.85	6,077,155	144,944,635	2.66%	0.00%	2.59%
Health Sciences
01/01/2015-06/30/2015 (Unaudited)	$54.25	1,401,731	$76,043,191	0.00%	0.00%	14.90%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
Real Estate
01/01/2015-06/30/2015 (Unaudited)	$58.55	1,529,207	$89,538,104	0.00%	0.00%	(6.05%	)
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%
2010	38.05	1,959,415	74,548,737	1.37%	0.00%	30.54%
Technology
01/01/2015-06/30/2015 (Unaudited)	$10.35	1,783,387	$18,454,162	0.00%	0.00%	4.29%
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%	)
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
Absolute Return (4)
06/05/2015-06/30/2015 (Unaudited)	$9.84	330	$3,252	0.00%	0.00%	(0.69%	)
Currency Strategies
01/01/2015-06/30/2015 (Unaudited)	$9.93	43,841	$435,326	0.00%	0.00%	(4.44%	)
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%	)
Equity Long/Short (4)
05/14/2015-06/30/2015 (Unaudited)	$10.08	1,365	$13,756	0.00%	0.00%	(1.35%	)
Global Absolute Return
01/01/2015-06/30/2015 (Unaudited)	$10.52	239,198	$2,515,169	0.00%	0.00%	3.02%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%	)
Precious Metals
01/01/2015-06/30/2015 (Unaudited)	$6.86	307,991	$2,112,559	0.00%	0.00%	(2.37%	)
2014	7.03	293,834	2,064,456	0.00%	0.00%	(7.99%	)
05/03/2013-12/31/2013	7.64	107,583	821,482	0.00%	0.00%	(24.14%	)
American Funds Asset Allocation
01/01/2015-06/30/2015 (Unaudited)	$22.20	1,068,161	$23,708,000	0.00%	0.00%	0.81%
2014	22.02	977,867	21,528,765	0.00%	0.00%	5.14%
2013	20.94	779,135	16,315,024	0.00%	0.00%	23.28%
2012	16.99	428,775	7,282,857	1.92%	0.00%	15.71%
2011	14.68	380,895	5,590,992	3.60%	0.00%	0.93%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%

See Notes to Financial Statements	F-31	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Pacific Dynamix - Conservative Growth
01/01/2015-06/30/2015 (Unaudited)	$16.53	308,463	$5,097,755	0.00%	0.00%	0.92%
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
2011	12.97	138,858	1,800,630	3.26%	0.00%	2.92%
2010	12.60	124,819	1,572,701	2.01%	0.00%	10.28%
Pacific Dynamix - Moderate Growth
01/01/2015-06/30/2015 (Unaudited)	$18.50	1,270,515	$23,502,214	0.00%	0.00%	1.46%
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
2011	13.45	429,098	5,771,250	3.19%	0.00%	0.48%
2010	13.39	246,917	3,305,173	2.56%	0.00%	11.92%
Pacific Dynamix - Growth
01/01/2015-06/30/2015 (Unaudited)	$20.57	1,277,243	$26,278,133	0.00%	0.00%	2.07%
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
2011	13.89	521,999	7,251,022	1.94%	0.00%	(1.85%	)
2010	14.15	305,265	4,320,166	1.74%	0.00%	13.82%
Portfolio Optimization Conservative
01/01/2015-06/30/2015 (Unaudited)	$11.81	1,582,914	$18,696,255	0.00%	0.00%	1.22%
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%
05/02/2011-12/31/2011	9.95	2,216,948	22,053,729	1.74%	0.00%	(0.52%	)
Portfolio Optimization Moderate-Conservative
01/01/2015-06/30/2015 (Unaudited)	$12.35	3,902,203	$48,184,056	0.00%	0.00%	1.58%
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
05/10/2011-12/31/2011	9.67	5,122,447	49,559,167	1.54%	0.00%	(3.07%	)
Portfolio Optimization Moderate
01/01/2015-06/30/2015 (Unaudited)	$12.76	18,484,277	$235,847,104	0.00%	0.00%	1.90%
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
05/02/2011-12/31/2011	9.40	19,851,605	186,595,701	1.35%	0.00%	(6.00%	)
Portfolio Optimization Growth
01/01/2015-06/30/2015 (Unaudited)	$13.15	23,634,937	$310,846,958	0.00%	0.00%	2.24%
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
05/02/2011-12/31/2011	9.14	26,380,395	241,128,467	1.03%	0.00%	(8.60%	)
Portfolio Optimization Aggressive-Growth
01/01/2015-06/30/2015 (Unaudited)	$13.31	10,063,789	$133,913,088	0.00%	0.00%	2.45%
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%
05/06/2011-12/31/2011	8.86	10,558,362	93,565,955	0.88%	0.00%	(9.63%	)
Invesco V.I. International Growth Series II
01/01/2015-06/30/2015 (Unaudited)	$12.85	1,333,868	$17,135,037	0.00%	0.00%	3.22%
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
01/01/2015-06/30/2015 (Unaudited)	$16.16	638,378	$10,314,174	1.90%	0.00%	0.73%
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%

See Notes to Financial Statements	F-32	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
BlackRock Basic Value V.I. Class III
01/01/2015-06/30/2015 (Unaudited)	$20.19	1,174,285	$23,706,954	0.00%	0.00%	3.06%
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
2011	11.41	1,084,978	12,375,370	1.73%	0.00%	(2.78%)
2010	11.73	897,535	10,530,254	1.39%	0.00%	12.51%
BlackRock Global Allocation V.I. Class III
01/01/2015-06/30/2015 (Unaudited)	$20.13	3,016,317	$60,727,902	0.00%	0.00%	2.89%
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
2011	15.26	2,923,677	44,606,094	2.24%	0.00%	(3.64%)
2010	15.83	3,105,465	49,169,377	1.26%	0.00%	9.76%
BlackRock iShares Alternative Strategies V.I. Class I (4)
06/18/2015-06/30/2015 (Unaudited)	$9.69	7,345	$71,181	0.00%	0.00%	(1.05%)
BlackRock iShares Dynamic Allocation V.I. Class I (4)
06/24/2015-06/30/2015 (Unaudited)	$9.76	1	$14	0.00%	0.00%	(1.46%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (4)
05/14/2015-06/30/2015 (Unaudited)	$9.87	5,151	$50,852	0.00%	0.00%	(0.89%)
BlackRock iShares Equity Appreciation V.I. Class I (4)
05/08/2015-06/30/2015 (Unaudited)	$9.69	54	$524	0.00%	0.00%	(3.42%)
Dreyfus Appreciation Service Shares
01/01/2015-06/30/2015 (Unaudited)	$11.87	37,391	$443,754	1.63%	0.00%	(0.45%)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$23.23	2,526,133	$58,689,239	0.02%	0.00%	3.18%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.80%	0.00%	(2.78%)
2010	13.64	3,552,968	48,458,548	1.03%	0.00%	16.93%
Fidelity VIP Freedom 2010 Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$13.86	80,598	$1,117,116	0.03%	0.00%	2.23%
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
2011	10.30	177,565	1,828,992	1.74%	0.00%	(0.43%)
2010	10.34	185,488	1,918,804	3.16%	0.00%	12.55%
Fidelity VIP Freedom 2015 Service Class 2
01/01/2015-06/30/2015(Unaudited)	$13.79	148,880	$2,052,777	0.03%	0.00%	2.61%
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
2011	10.08	285,336	2,874,878	1.88%	0.00%	(0.52%)
2010	10.13	249,617	2,528,048	2.83%	0.00%	12.79%
Fidelity VIP Freedom 2020 Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$13.48	638,201	$8,601,941	0.03%	0.00%	2.84%
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
2011	9.58	389,420	3,732,203	2.24%	0.00%	(1.24%)
2010	9.70	267,890	2,599,739	2.66%	0.00%	14.33%
Fidelity VIP Freedom 2025 Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$14.01	659,341	$9,235,841	0.00%	0.00%	3.16%
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
2011	9.42	457,025	4,306,731	1.86%	0.00%	(2.35%)
2010	9.65	434,697	4,194,767	2.71%	0.00%	15.47%

See Notes to Financial Statements	F-33	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2030 Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$13.55	696,360	$9,436,848	0.00%	0.00%	3.82%
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
2011	8.91	279,847	2,493,981	2.09%	0.00%	(2.83%)
2010	9.17	215,248	1,974,122	1.54%	0.00%	15.89%
Fidelity VIP Freedom 2035 Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$14.15	224,764	$3,180,246	0.00%	0.00%	4.13%
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$14.30	137,416	$1,965,714	0.01%	0.00%	4.14%
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%
Fidelity VIP Freedom Income Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$13.07	139,430	$1,821,986	0.07%	0.00%	1.15%
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
2011	11.16	86,488	965,340	1.64%	0.00%	1.39%
2010	11.01	72,439	797,455	1.69%	0.00%	7.25%
Fidelity VIP Growth Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$21.86	327,797	$7,164,411	0.00%	0.00%	5.37%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
2011	12.01	388,503	4,665,652	0.15%	0.00%	(0.03%)
2010	12.01	264,000	3,171,496	0.03%	0.00%	23.86%
Fidelity VIP Mid Cap Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$25.23	1,548,620	$39,072,747	0.00%	0.00%	5.09%
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
2011	14.55	2,063,275	30,014,806	0.02%	0.00%	(10.85%)
2010	16.32	2,138,123	34,889,900	0.12%	0.00%	28.57%
Fidelity VIP Money Market Service Class
01/01/2015-06/30/2015 (Unaudited)	$10.00	15,099,271	$151,014,713	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Value Strategies Service Class 2
01/01/2015-06/30/2015 (Unaudited)	$21.07	323,613	$6,819,760	0.00%	0.00%	5.43%
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
2011	11.34	249,715	2,832,847	0.58%	0.00%	(9.04%)
2010	12.47	325,984	4,065,449	0.32%	0.00%	26.34%
Templeton Foreign VIP Class 2
01/01/2015-06/30/2015 (Unaudited)	$12.53	1,311,593	$16,437,903	6.23%	0.00%	4.49%
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
01/01/2015-06/30/2015 (Unaudited)	$12.36	3,192,307	$39,445,676	15.03%	0.00%	(0.31%)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
2011	10.41	2,816,935	29,319,151	5.51%	0.00%	(0.87%)
05/03/2010-12/31/2010	10.50	1,364,811	14,329,977	0.17%	0.00%	5.00%
GE Investments Total Return Class 3
01/01/2015-06/30/2015 (Unaudited)	$14.09	142,525	$2,007,878	0.00%	0.00%	1.49%
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
2011	10.27	43,491	446,459	2.36%	0.00%	(3.10%)
05/19/2010-12/31/2010	10.59	13,250	140,367	4.60%	0.00%	12.25%

See Notes to Financial Statements	F-34	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Janus Aspen Series Enterprise Service Shares
01/01/2015-06/30/2015 (Unaudited)	$20.37	467,680	$9,527,922	0.65%	0.00%	5.97%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
Janus Aspen Series Overseas Service Shares
01/01/2015-06/30/2015 (Unaudited)	$10.40	1,700,761	$17,682,027	0.46%	0.00%	5.60%
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%
2011	8.66	3,949,389	34,200,839	0.38%	0.00%	(32.34%)
2010	12.80	4,273,891	54,699,088	0.55%	0.00%	25.02%
Lazard Retirement Global Dynamic Multi Asset Service Class
01/01/2015-06/30/2015 (Unaudited)	$10.32	66,322	$684,762	0.00%	0.00%	1.43%
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%)
Lazard Retirement U.S. Strategic Equity Service Class
01/01/2015-06/30/2015 (Unaudited)	$14.86	104,682	$1,555,692	0.00%	0.00%	(0.49%)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%
2011	8.92	78,958	704,086	1.07%	0.00%	1.96%
2010	8.75	60,077	525,439	0.74%	0.00%	12.85%
ClearBridge Variable Aggressive Growth - Class II
01/01/2015-06/30/2015 (Unaudited)	$21.68	882,605	$19,132,905	0.02%	0.00%	4.76%
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
ClearBridge Variable Mid Cap Core - Class II
01/01/2015-06/30/2015 (Unaudited)	$18.38	1,434,284	$26,361,803	0.13%	0.00%	5.42%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
Western Asset Variable Global High Yield Bond - Class II (4)
05/20/2015-06/30/2015 (Unaudited)	$9.88	655	$6,468	2.59%	0.00%	(1.49%)
Lord Abbett Bond Debenture Class VC
01/01/2015-06/30/2015 (Unaudited)	$10.42	119,257	$1,242,714	0.00%	0.00%	3.03%
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
01/01/2015-06/30/2015 (Unaudited)	$17.80	486,249	$8,656,823	0.00%	0.00%	10.26%
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
01/01/2015-06/30/2015 (Unaudited)	$16.48	366,431	$6,037,883	0.00%	0.00%	0.59%
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
2011	10.18	1,451,784	14,785,262	0.64%	0.00%	(4.49%)
05/12/2010-12/31/2010	10.66	196,426	2,094,468	1.03%	0.00%	9.39%
Lord Abbett Total Return Class VC
01/01/2015-06/30/2015 (Unaudited)	$10.32	3,421,317	$35,322,375	0.00%	0.00%	0.06%
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%)

See Notes to Financial Statements	F-35	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
I
01/01/2015-06/30/2015 (Unaudited)	$35.80	1,825,046	$65,338,554	0.05%	0.00%	6.81%
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
2011	25.69	2,155,165	55,363,898	3.09%	0.00%	(13.56%)
2010	29.72	2,255,782	67,038,953	3.29%	0.00%	4.61%
II
01/01/2015-06/30/2015 (Unaudited)	$45.43	986,925	$44,837,191	0.05%	0.00%	6.59%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
2010	24.00	1,256,305	30,149,494	0.37%	0.00%	23.06%
III
01/01/2015-06/30/2015 (Unaudited)	$74.95	734,902	$55,082,589	0.00%	0.00%	5.45%
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
2010	41.69	997,020	41,562,417	0.21%	0.00%	27.00%
V
01/01/2015-06/30/2015 (Unaudited)	$25.66	1,112,918	$28,554,667	0.00%	0.00%	2.54%
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%
2011	14.49	1,276,782	18,501,761	0.37%	0.00%	(4.11%)
2010	15.11	1,422,833	21,502,371	0.75%	0.00%	9.27%
MFS New Discovery Series - Service Class
01/01/2015-06/30/2015 (Unaudited)	$19.70	792,053	$15,605,025	0.00%	0.00%	9.22%
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
MFS Utilities Series - Service Class
01/01/2015-06/30/2015 (Unaudited)	$16.82	822,829	$13,843,915	0.00%	0.00%	(1.19%)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
2011	11.12	1,587,426	17,659,927	3.05%	0.00%	6.51%
2010	10.45	1,569,241	16,391,189	2.85%	0.00%	13.51%
Neuberger Berman Socially Responsive I Class
01/01/2015-06/30/2015 (Unaudited)	$13.41	17,524	$234,910	0.00%	0.00%	0.59%
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
01/01/2015-06/30/2015 (Unaudited)	$12.96	413,851	$5,364,253	2.58%	0.00%	10.15%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
01/01/2015-06/30/2015 (Unaudited)	$9.98	588,641	$5,874,442	0.00%	0.00%	4.13%
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%)
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
05/05/2011-12/31/2011	9.15	1,431,608	13,097,645	1.65%	0.00%	(6.30%)
Royce Micro-Cap Service Class
01/01/2015-06/30/2015 (Unaudited)	$12.52	141,681	$1,773,241	0.00%	0.00%	(1.25%)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	2.50%	0.00%	(12.26%)
05/13/2010-12/31/2010	11.59	80,595	933,782	7.00%	0.00%	18.65%

See Notes to Financial Statements	F-36	See explanation of references on F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
T. Rowe Price Blue Chip Growth - II
01/01/2015-06/30/2015 (Unaudited)	$24.24	2,730,409	$66,186,741	0.00%	0.00%	6.29%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
T. Rowe Price Equity Income - II
01/01/2015-06/30/2015 (Unaudited)	$18.19	2,881,329	$52,412,146	1.28%	0.00%	(1.85%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
2011	11.44	3,755,291	42,945,516	1.55%	0.00%	(1.02%)
2010	11.55	3,772,800	43,590,084	1.75%	0.00%	14.74%
Van Eck VIP Global Hard Assets Initial Class
01/01/2015-06/30/2015 (Unaudited)	$21.63	1,951,990	$42,225,686	0.05%	0.00%	(1.63%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%
2011	23.79	2,705,878	64,362,975	1.19%	0.00%	(16.45%)
2010	28.47	2,798,427	79,670,244	0.40%	0.00%	29.23%
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(5)	Investment income ratio represents less than 0.005%.

See Notes to Financial Statements	F-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2015 was comprised of one hundred subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this semi-annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following eight Variable Accounts commenced operations during the reporting period:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Core Income	May 5, 2015	BlackRock iShares Dynamic Allocation V.I. Class I	June 24, 2015

Absolute Return	June 5, 2015	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 14, 2015

Equity Long/Short	May 14, 2015	BlackRock iShares Equity Appreciation V.I. Class I	May 8, 2015

BlackRock iShares Alternative Strategies V.I. Class I	June 18, 2015	Western Asset Variable Global High Yield Bond – Class II	May 20, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

D. Recent Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) that eliminates the requirement to classify the investments measured at an investment’s fair value using the net asset value per share within the fair value hierarchy. In addition, the ASU eliminates the requirement to make specific disclosures for all investments eligible to be assessed at fair value with the net asset value per share practical expedient. Instead, such disclosures are restricted only to investments that the entity has decided to measure using the practical expedient. This ASU is effective for fiscal years beginning after December 15, 2015. Management is currently evaluating the impact that the implementation of this ASU will have on the Separate Account’s financial statement disclosures.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently, each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the period ended June 30, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2015, were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$41,969	$-
Diversified Bond	19,117,061	2,367,600
Floating Rate Income	1,823,883	1,390,980
Floating Rate Loan	1,099,202	2,118,842
High Yield Bond	3,778,715	12,930,686
Inflation Managed	2,041,486	6,853,149

Variable Accounts	Purchases	Sales
Inflation Strategy	$676,164	$336,813
Managed Bond	3,059,307	18,260,368
Short Duration Bond	7,304,407	9,662,264
Emerging Markets Debt	765,933	755,711
American Funds Growth	1,368,114	3,524,158
American Funds Growth-Income	1,761,035	3,881,695

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales
Comstock	$2,352,735	$4,283,226
Dividend Growth	3,608,573	2,892,519
Equity Index	31,775,125	18,941,876
Focused Growth	2,833,486	3,026,796
Growth	4,370,552	11,283,861
Large-Cap Growth	2,638,713	4,115,419
Large-Cap Value	3,107,998	10,041,789
Long/Short Large-Cap	1,525,433	1,116,109
Main Street Core	1,821,443	9,194,235
Mid-Cap Equity	786,949	5,409,091
Mid-Cap Growth	1,434,460	4,251,532
Mid-Cap Value	1,889,422	4,350,690
Small-Cap Equity	1,257,639	1,533,893
Small-Cap Growth	-	3,030,585
Small-Cap Index	5,751,592	8,661,191
Small-Cap Value	5,319,561	5,617,635
Value Advantage	440,615	2,358,746
Emerging Markets	9,515,679	4,992,478
International Large-Cap	8,012,749	10,527,977
International Small-Cap	4,420,743	920,531
International Value	4,305,315	5,999,127
Health Sciences	8,559,132	6,092,551
Real Estate	13,989,786	24,814,436
Technology	2,947,314	1,372,503
Absolute Return (1)	3,286	21
Currency Strategies	105,409	149,859
Equity Long/Short (1)	14,002	43
Global Absolute Return	1,325,651	279,850
Precious Metals	403,204	290,548
American Funds Asset Allocation	3,813,203	1,769,488
Pacific Dynamix - Conservative Growth	1,091,049	878,680
Pacific Dynamix - Moderate Growth	2,067,525	723,248
Pacific Dynamix - Growth	3,075,149	1,046,552
Portfolio Optimization Conservative	1,376,979	2,088,138
Portfolio Optimization Moderate-Conservative	1,102,692	2,559,100
Portfolio Optimization Moderate	6,480,519	10,060,405
Portfolio Optimization Growth	5,269,037	11,964,710
Portfolio Optimization Aggressive-Growth	6,609,192	5,440,412
Invesco V.I. International Growth Series II	8,502,282	669,994
American Century VP Mid Cap Value Class II	2,236,108	1,455,408
BlackRock Basic Value V.I. Class III	2,869,948	2,520,828
BlackRock Global Allocation V.I. Class III	1,742,368	2,459,417
BlackRock iShares Alternative Strategies V.I. Class I (1)	71,936	-
BlackRock iShares Dynamic Allocation V.I. Class I (1)	14	-
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	51,297	78

Variable Accounts	Purchases	Sales
BlackRock iShares Equity Appreciation V.I. Class I (1)	$545	$3
Dreyfus Appreciation Service Shares	184,176	23,959
Fidelity VIP Contrafund Service Class 2	6,964,471	4,083,151
Fidelity VIP Freedom 2010 Service Class 2	194,401	46,823
Fidelity VIP Freedom 2015 Service Class 2	263,344	445,152
Fidelity VIP Freedom 2020 Service Class 2	588,725	925,780
Fidelity VIP Freedom 2025 Service Class 2	2,366,095	1,221,848
Fidelity VIP Freedom 2030 Service Class 2	628,578	378,542
Fidelity VIP Freedom 2035 Service Class 2	547,630	95,157
Fidelity VIP Freedom 2045 Service Class 2	634,774	79,035
Fidelity VIP Freedom Income Service Class 2	390,153	48,206
Fidelity VIP Growth Service Class 2	918,052	2,519,965
Fidelity VIP Mid Cap Service Class 2	5,295,154	2,493,035
Fidelity VIP Money Market Service Class	33,221,377	52,433,802
Fidelity VIP Value Strategies Service Class 2	1,251,370	799,470
Templeton Foreign VIP Class 2	5,059,783	3,608,536
Templeton Global Bond VIP Class 2	5,258,206	4,418,163
GE Investments Total Return Class 3	69,072	214,849
Janus Aspen Series Enterprise Service Shares	5,287,981	1,696,054
Janus Aspen Series Overseas Service Shares	2,497,707	2,488,090
Lazard Retirement Global Dynamic Multi Asset Service Class	373,585	93,746
Lazard Retirement U.S. Strategic Equity Service Class	325,546	1,847,919
ClearBridge Variable Aggressive Growth - Class II	4,763,163	2,162,823
ClearBridge Variable Mid Cap Core - Class II	2,521,825	894,531
Western Asset Variable Global High Yield Bond - Class II (1)	6,620	35
Lord Abbett Bond Debenture Class VC	993,763	502,992
Lord Abbett Developing Growth Class VC	4,308,297	1,218,718
Lord Abbett Fundamental Equity Class VC	134,013	1,634,773
Lord Abbett Total Return Class VC	13,709,080	1,009,843
I	4,035,828	3,073,976
II	2,913,982	4,998,491
III	2,850,059	2,537,541
V	4,245,675	1,433,259
MFS New Discovery Series - Service Class	4,639,624	2,217,063
MFS Utilities Series - Service Class	3,476,089	5,911,303
Neuberger Berman Socially Responsive I Class	61,263	58,278
Oppenheimer Global Fund/VA Service Shares	2,451,546	290,411
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	257,797	405,528
Royce Micro-Cap Service Class	170,621	222,563
T.Rowe Price Blue Chip Growth - II	5,916,832	5,164,259
T.Rowe Price Equity Income - II	2,684,416	2,670,326
Van Eck VIP Global Hard Assets Initial Class	5,578,071	4,281,867

   (1) Operations commenced during 2015 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2015 and for the year or period ended December 31, 2014 were as follows:

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	4,204	-	4,204
Diversified Bond	1,407,849	(297,562)	1,110,287	2,235,807	(740,158)	1,495,649
Floating Rate Income	171,510	(128,854)	42,656	391,924	(264,453)	127,471
Floating Rate Loan	145,010	(238,077)	(93,067)	623,567	(1,193,952)	(570,385)
High Yield Bond	310,602	(449,759)	(139,157)	569,468	(639,211)	(69,743)
Inflation Managed	124,935	(206,965)	(82,030)	372,474	(571,006)	(198,532)
Inflation Strategy	66,806	(35,544)	31,262	238,563	(245,770)	(7,207)
Managed Bond	339,816	(572,316)	(232,500)	3,399,534	(4,424,384)	(1,024,850)
Short Duration Bond	806,609	(991,025)	(184,416)	1,956,696	(1,450,121)	506,575
Emerging Markets Debt	82,542	(83,162)	(620)	146,310	(76,524)	69,786
American Funds Growth	190,788	(286,241)	(95,453)	2,730,496	(2,810,616)	(80,120)
American Funds Growth-Income	208,954	(314,092)	(105,138)	815,198	(722,725)	92,473
Comstock	254,896	(351,057)	(96,161)	1,056,661	(909,214)	147,447
Dividend Growth	243,972	(213,495)	30,477	641,647	(762,568)	(120,921)
Equity Index	647,656	(505,743)	141,913	1,376,267	(1,388,187)	(11,920)
Focused Growth	184,363	(193,511)	(9,148)	234,143	(292,376)	(58,233)
Growth	138,533	(230,911)	(92,378)	266,040	(568,839)	(302,799)
Large-Cap Growth	316,901	(421,113)	(104,212)	1,412,138	(1,627,031)	(214,893)
Large-Cap Value	282,361	(536,538)	(254,177)	744,239	(985,031)	(240,792)
Long/Short Large-Cap	124,832	(100,735)	24,097	302,773	(192,134)	110,639
Main Street Core	81,612	(165,657)	(84,045)	416,629	(599,987)	(183,358)
Mid-Cap Equity	94,669	(213,114)	(118,445)	467,676	(772,951)	(305,275)
Mid-Cap Growth	203,332	(368,784)	(165,452)	941,790	(1,166,121)	(224,331)
Mid-Cap Value	96,465	(184,455)	(87,990)	413,328	(443,554)	(30,226)
Small-Cap Equity	88,160	(98,883)	(10,723)	314,064	(238,570)	75,494
Small-Cap Growth	12	(130,497)	(130,485)	94,811	(595,245)	(500,434)
Small-Cap Index	398,390	(486,453)	(88,063)	952,895	(1,559,196)	(606,301)
Small-Cap Value	192,778	(200,541)	(7,763)	414,611	(565,826)	(151,215)
Value Advantage	35,936	(176,207)	(140,271)	464,488	(22,358)	442,130
Emerging Markets	393,998	(287,179)	106,819	990,350	(1,154,395)	(164,045)
International Large-Cap	1,162,309	(1,349,907)	(187,598)	1,864,641	(2,754,780)	(890,139)
International Small-Cap	434,028	(155,355)	278,673	693,203	(489,062)	204,141
International Value	379,250	(441,779)	(62,529)	842,194	(962,853)	(120,659)
Health Sciences	247,354	(204,033)	43,321	421,651	(384,142)	37,509
Real Estate	360,906	(521,087)	(160,181)	563,724	(720,198)	(156,474)
Technology	344,698	(194,458)	150,240	822,490	(878,326)	(55,836)
Absolute Return (1)	335	(5)	330
Currency Strategies	11,754	(16,202)	(4,448)	44,674	(7,471)	37,203
Equity Long/Short (1)	1,371	(6)	1,365
Global Absolute Return	128,667	(29,135)	99,532	49,957	(12,354)	37,603
Precious Metals	61,272	(47,115)	14,157	336,902	(150,651)	186,251
American Funds Asset Allocation	207,112	(116,818)	90,294	422,286	(223,554)	198,732
Pacific Dynamix - Conservative Growth	70,906	(58,433)	12,473	143,084	(45,551)	97,533
Pacific Dynamix - Moderate Growth	155,744	(83,189)	72,555	535,446	(143,088)	392,358
Pacific Dynamix - Growth	170,451	(72,058)	98,393	446,306	(197,969)	248,337
Portfolio Optimization Conservative	154,719	(213,480)	(58,761)	417,021	(1,082,146)	(665,125)
Portfolio Optimization Moderate-Conservative	162,098	(280,702)	(118,604)	1,589,631	(1,893,737)	(304,106)
Portfolio Optimization Moderate	1,027,424	(1,312,126)	(284,702)	3,072,369	(3,417,394)	(345,025)
Portfolio Optimization Growth	1,123,224	(1,625,691)	(502,467)	3,869,030	(4,629,241)	(760,211)
Portfolio Optimization Aggressive-Growth	684,779	(602,068)	82,711	1,757,828	(1,845,783)	(87,955)
Invesco V.I. International Growth Series II	710,329	(107,837)	602,492	501,160	(199,989)	301,171
American Century VP Mid Cap Value Class II	132,381	(118,673)	13,708	302,413	(213,248)	89,165
BlackRock Basic Value V.I. Class III	208,897	(191,224)	17,673	527,005	(401,947)	125,058
BlackRock Global Allocation V.I. Class III	242,027	(277,568)	(35,541)	788,194	(657,665)	130,529
BlackRock iShares Alternative Strategies V.I. Class I (1)	7,345	-	7,345
BlackRock iShares Dynamic Allocation V.I. Class I (1)	1	-	1
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	5,162	(11)	5,151

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

BlackRock iShares Equity Appreciation V.I. Class I (1)	54	-	54
Dreyfus Appreciation Service Shares	14,054	(2,684)	11,370	29,431	(17,728)	11,703
Fidelity VIP Contrafund Service Class 2	178,275	(260,963)	(82,688)	428,886	(557,936)	(129,050)
Fidelity VIP Freedom 2010 Service Class 2	15,076	(4,203)	10,873	11,964	(9,694)	2,270
Fidelity VIP Freedom 2015 Service Class 2	21,684	(35,058)	(13,374)	29,479	(112,602)	(83,123)
Fidelity VIP Freedom 2020 Service Class 2	51,550	(76,297)	(24,747)	180,314	(189,626)	(9,312)
Fidelity VIP Freedom 2025 Service Class 2	138,847	(60,371)	78,476	188,091	(105,238)	82,853
Fidelity VIP Freedom 2030 Service Class 2	58,568	(41,124)	17,444	159,350	(158,184)	1,166
Fidelity VIP Freedom 2035 Service Class 2	43,980	(11,824)	32,156	301,366	(158,276)	143,090
Fidelity VIP Freedom 2045 Service Class 2	50,755	(11,685)	39,070	70,292	(24,001)	46,291
Fidelity VIP Freedom Income Service Class 2	35,629	(9,418)	26,211	39,190	(19,638)	19,552
Fidelity VIP Growth Service Class 2	37,937	(125,705)	(87,768)	234,441	(137,603)	96,838
Fidelity VIP Mid Cap Service Class 2	69,375	(141,463)	(72,088)	187,363	(275,771)	(88,408)
Fidelity VIP Money Market Service Class (2)	11,326,626	(13,248,436)	(1,921,810)	44,959,667	(27,938,586)	17,021,081
Fidelity VIP Value Strategies Service Class 2	69,600	(48,538)	21,062	96,339	(68,408)	27,931
Templeton Foreign VIP Class 2	380,354	(341,992)	38,362	1,086,079	(424,939)	661,140
Templeton Global Bond VIP Class 2	309,867	(501,221)	(191,354)	934,854	(1,100,856)	(166,002)
GE Investments Total Return Class 3	6,542	(16,805)	(10,263)	50,079	(25,903)	24,176
Janus Aspen Series Enterprise Service Shares	241,858	(115,991)	125,867	175,380	(133,226)	42,154
Janus Aspen Series Overseas Service Shares	292,774	(342,235)	(49,461)	508,278	(716,482)	(208,204)
Lazard Retirement Global Dynamic Multi Asset Service Class (3)	36,688	(9,593)	27,095	40,197	(970)	39,227
Lazard Retirement U.S. Strategic Equity Service Class	27,456	(128,800)	(101,344)	242,003	(120,336)	121,667
ClearBridge Variable Aggressive Growth - Class II	303,823	(182,894)	120,929	463,709	(243,081)	220,628
ClearBridge Variable Mid Cap Core - Class II	169,737	(78,014)	91,723	456,356	(220,376)	235,980
Western Asset Variable Global High Yield Bond - Class II (1)	659	(4)	655
Lord Abbett Bond Debenture Class VC (4)	100,226	(53,626)	46,600	74,867	(2,210)	72,657
Lord Abbett Developing Growth Class VC	279,149	(92,787)	186,362	382,108	(269,692)	112,416
Lord Abbett Fundamental Equity Class VC	25,217	(117,022)	(91,805)	160,828	(494,202)	(333,374)
Lord Abbett Total Return Class VC	1,512,144	(295,428)	1,216,716	2,228,067	(141,251)	2,086,816
I	212,599	(181,415)	31,184	397,392	(520,489)	(123,097)
II	101,126	(189,324)	(88,198)	279,937	(336,173)	(56,236)
III	66,378	(72,432)	(6,054)	102,730	(163,950)	(61,220)
V	259,571	(177,589)	81,982	351,616	(315,348)	36,268
MFS New Discovery Series - Service Class	296,534	(169,519)	127,015	349,175	(367,799)	(18,624)
MFS Utilities Series - Service Class	233,719	(372,425)	(138,706)	384,955	(318,000)	66,955
Neuberger Berman Socially Responsive I Class	4,832	(4,454)	378	9,109	(3,423)	5,686
Oppenheimer Global Fund/VA Service Shares	175,112	(35,615)	139,497	223,783	(49,683)	174,100
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	36,360	(51,068)	(14,708)	144,908	(326,037)	(181,129)
Royce Micro-Cap Service Class	16,708	(20,812)	(4,104)	46,713	(53,899)	(7,186)
T. Rowe Price Blue Chip Growth - II	418,849	(388,299)	30,550	958,048	(661,389)	296,659
T. Rowe Price Equity Income - II	262,621	(279,415)	(16,794)	731,381	(1,437,413)	(706,032)
Van Eck VIP Global Hard Assets Initial Class	368,141	(316,390)	51,751	540,640	(701,995)	(161,355)

(1)	Operations commenced during 2015 (See Note 1).
(2)	Operations commenced on February 3, 2014.
(3)	Operations commenced on July 22, 2014.
(4)	Operations commenced on May 8, 2014.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Reports as of June 30, 2015

• Pacific Select Fund

• Pacific Select Exec Separate Account of Pacific Life Insurance Company

Form No.	15-17794-25